UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund
The fund's portfolio
11/30/09 (Unaudited)

COMMON STOCKS (92.6%)(a)
	Shares	Value

Airlines (1.0%)
Turk Hava Yollari (Turkey)	92,227	$293,444
		293,444

Automotive (2.0%)
Dongfeng Motor Group Co., Ltd. (China)	78,000	119,771
Ford Otomotiv Sanayi AS (Turkey)	38,637	215,866
PT Astra International TbK (Indonesia)	75,500	258,594
		594,231

Banking (16.2%)
Banco do Brasil SA (Brazil)	15,100	265,863
Bank of Baroda (India)	11,893	133,710
Bank of China Ltd. (China)	895,000	504,678
Bank Mandiri Persero Tbk PT (Indonesia)	458,000	215,786
Bank Rakyat Indonesia (Indonesia)	486,000	380,773
China Construction Bank Corp. (China)	991,000	882,329
First Gulf Bank PJSC (United Arab Emirates) (NON)	66,690	308,147
Industrial & Commercial Bank of China (China)	1,035,000	874,765
Itau Unibanco Banco Multiplo SA ADR (Preference)
(Brazil)	9,750	216,938
Qatar National Bank SAQ (Qatar) (NON) (FWC)	4,912	211,449
Sberbank RF (Russia)	88,874	210,787
Standard Bank Investment Corp., Ltd. (South Africa)	28,585	370,907
Turkiye Garanti Bankasi AS (Turkey)	92,433	315,446
		4,891,578

Coal (1.2%)
Banpu PCL (Thailand)	10,386	169,453
Indo Tambangraya Megah PT (Indonesia)	62,500	189,915
		359,368

Commercial and consumer services (4.1%)
Bidvest Group, Ltd. (South Africa)	25,584	414,263
Daum Communications Corp. (South Korea) (NON)	8,253	445,168
Imperial Holdings, Ltd. (South Africa)	33,768	368,665
		1,228,096

Construction (0.8%)
Asia Cement China Holdings Corp. (China)	403,500	230,131
		230,131

Consumer goods (2.6%)
Amorepacific Corp. (South Korea)	414	305,941
Hypermarcas SA (Brazil) (NON)	11,400	242,291
Oriflame Cosmetics SA SDR (Russia)	4,219	249,132
		797,364

Consumer staples (1.0%)
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	72,930	305,180
		305,180

Electric utilities (1.1%)
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA
Class B (Preference) (Brazil)	17,718	343,255
		343,255

Electronics (6.6%)
AU Optronics Corp. (Taiwan)	362,000	372,488
Coretronic Corporation (Taiwan)	232,000	295,698
Hon Hai Precision Industry Co., Ltd. (Taiwan)	167,100	706,466
Samsung Electronics Co., Ltd. (South Korea)	1,006	623,125
		1,997,777

Engineering and construction (3.2%)
Arabtec Holding Co. (United Arab Emirates) (NON)	321,930	244,864
Aveng, Ltd. (South Africa)	58,179	290,994
Heerim Architects & Planners (South Korea)	23,562	216,890
Zhejiang Expressway Co., Ltd. (China)	208,000	203,174
		955,922

Financial (1.8%)
Shinhan Financial Group Co., Ltd. (South Korea) (NON)	14,170	555,268
		555,268

Food (1.4%)

BRF Brasil Foods SA (NON)	6,539	152,800
Indofood Sukses Makmur Tbk PT (Indonesia)	841,500	273,966
		426,766

Homebuilding (1.0%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	8,800	306,064
		306,064

Household furniture and appliances (0.9%)
Steinhoff International Holdings, Ltd. (South Africa)
(NON)	113,839	277,201
		277,201

Insurance (1.9%)
China Life Insurance Co. (Taiwan) (NON)	299,621	208,174
Dongbu Insurance Co., Ltd. (South Korea)	12,970	373,791
		581,965

Machinery (1.5%)
China National Materials Co., Ltd. (China)	619,000	454,478
		454,478

Metals (9.9%)
Cia de Minas Buenaventura SA ADR (Peru)	7,214	289,642
Evraz Group SA GDR (Russia)	9,178	228,448
Kazakhmys PLC (United Kingdom) (NON)	11,165	229,365
POSCO (South Korea)	721	346,110
Sterlite Industries (India), Ltd. (India)	11,229	207,004
Sterlite Industries (India), Ltd. ADR (India)	14,659	269,139
Vale SA ADR (Brazil)	21,200	607,804
Vale SA ADR (Preference) (Brazil)	21,005	514,623
Welspun-Gujarat Stahl, Ltd. (India)	42,577	253,988
Xingda International Holdings, Ltd. (China)	75,000	33,291
		2,979,414

Oil and gas (11.6%)
Cairn Energy PLC (United Kingdom) (NON)	6,843	347,581
CNOOC, Ltd. (China)	385,000	593,164
Gazprom (Russia)	74,435	435,603
KazMunaiGas Exploration Production GDR (Kazakhstan)	11,892	286,857
Lukoil (Russia)	3,555	206,546
Petroleo Brasileiro SA ADR (Brazil)	11,438	586,541
Petroleo Brasileiro SA ADR (Preference) (Brazil)	15,275	688,292
Rosneft Oil Co. GDR (Russia) (NON)	45,000	367,283
		3,511,867

Pharmaceuticals (0.8%)
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	4,362	230,270
		230,270

Real estate (5.2%)
Agile Property Holdings, Ltd. (China)	226,000	311,451
Aldar Properties PJSC (United Arab Emirates) (NON)	255,897	348,428
Beijing Capital Land, Ltd. (China)	356,000	188,340
JHSF Participacoes SA (Brazil)	112,311	226,542
PDG Realty SA Empreendimentos e Participacoes (Brazil)	32,346	331,754
Renhe Commercial Holdings Co., Ltd. (China)	774,000	154,804
		1,561,319

Retail (3.8%)
361 Degrees International, Ltd. (China)	535,000	282,349
361 Degrees International, Ltd. 144A (China)	63,000	33,249
CJ Home Shopping Co., Ltd. (South Korea)	5,592	401,215
Hyundai Department Store Co., Ltd. (South Korea)	1,571	154,073
Lotte Shopping Co., Ltd. (South Korea)	933	288,954
		1,159,840

Semiconductor (2.1%)
Advanced Semiconductor Engineering Inc. (Taiwan)	319,000	253,371
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	205,889	391,066
		644,437

Software (2.2%)
HCL Technologies, Ltd. (India)	50,403	365,316
Shanda Games, Ltd. ADR (China) (NON)	29,453	301,599
		666,915

Telecommunications (4.1%)
America Movil SAB de CV ADR Ser. L (Mexico)	9,023	436,533
China Mobile, Ltd. (China)	36,500	341,931
Mobile Telesystems ADR (Russia)	8,877	444,560
		1,223,024

Telephone (1.1%)
Qatar Telecom Q-Tel QSC (Qatar) (NON)	7,942	322,987

		322,987

Transportation (0.8%)
DP World, Ltd. (United Arab Emirates)	621,367	227,420
		227,420

Trucks and parts (1.4%)
Hyundai Mobis (South Korea)	3,397	435,438
		435,438

Water Utilities (1.3%)
Guangdong Investment, Ltd. (China)	688,000	382,627
		382,627

Total common stocks (cost $24,673,142)		$27,943,646

INVESTMENT COMPANIES (1.8%)(a)
	Shares	Value

iPath MSCI India Index ETN (NON)	8,850	$543,390

Total investment companies (cost $489,399)		$543,390

SHORT-TERM INVESTMENTS (3.7%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	1,129,819	$1,129,819

Total short-term investments (cost $1,129,819)		$1,129,819

TOTAL INVESTMENTS

Total investments (cost $26,292,360) (b)		$29,616,855

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/09 (Unaudited)

			Fixed payments	Total return
		Termination	received (paid) by	received by	Unrealized
Swap counterparty	Notional amount	date	fund per annum	or paid by fund	appreciation

UBS, AG
Units	567	6/28/10	(3 month USD-	MSCI 10 year	$16,214
			LIBOR-BBA)	Total Return Net
				Emerging Markets
				India USD Index

Total					$16,214

Key to holding's abbreviations

ADR	American Depository Receipts
ETN	Exchange Traded Notes
GDR	Global Depository Receipts
PJSC	Public Joint Stock Company
SDR	Swedish Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $30,163,604.

(b) The aggregate identified cost on a tax basis is $26,445,966, resulting in gross unrealized appreciation and depreciation of $3,822,087 and $651,198, respectively, or net unrealized appreciation of $3,170,889.

(NON) Non-income-producing security.

(FWC) Forward commitments, in part or in entirety.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $665 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $7,202,448 and $6,717,721, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At November 30, 2009, liquid assets totaling $59,752 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at November 30, 2009 (as a percentage of Portfolio Value):

China	19.9%
Brazil	14.1
South Korea	14.0
Taiwan	7.5
Russia	7.2
South Africa	5.8
United States	5.6
Indonesia	4.5
India	4.2
United Arab Emirates	3.8
Mexico	3.5
Turkey	2.8
United Kingdom	1.9
Qatar	1.8
Peru	1.0
Kazakhstan	1.0
Israel	0.8
Thailand	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At November 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $200,000 on Total return swap contracts for the period ended November 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund did not had a net liability position on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,751,732	$457,813	$--

Capital goods	1,309,980	535,858	--

Communication services	1,223,024	322,987	--

Consumer cyclicals	2,289,437	1,275,995	--

Consumer staples	1,280,178	249,132	--

Energy	2,227,365	1,643,870	--

Financial	5,824,966	1,765,164	--

Health care	230,270	--	--

Technology	3,309,129	--	--

Transportation	227,420	293,444	--

Utilities and power	725,882	--	--

Total common stocks	21,399,383	6,544,263	--

Investment companies	543,390	--	--

Short-term investments	1,129,819	--	--

Totals by level	$23,072,592	$6,544,263	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$16,214	$--

Other financial instruments include swaps.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$16,214	$--

Total	$16,214	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund
The fund's portfolio
11/30/09 (Unaudited)

SENIOR LOANS (86.8%)(a)(c)
	Principal amount	Value

Advertising and marketing services (0.9%)
Lamar Media Corp. bank term loan FRN Ser. B, 5 1/2s,
2012	$1,945,946	$1,941,081
Lamar Media Corp. bank term loan FRN Ser. F, 5 1/2s,
2014	995,000	992,513
		2,933,594

Automotive (4.3%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.014s, 2014	3,744,652	3,276,566
Dana Corp. bank term loan FRN 7 1/4s, 2015	1,271,645	1,134,943
Federal Mogul Corp. bank term loan FRN Ser. B, 2.178s,
2014	2,215,776	1,668,480
Federal Mogul Corp. bank term loan FRN Ser. C, 2.178s,
2015	1,130,498	851,265
Ford Motor Co. bank term loan FRN Ser. B, 3.287s, 2013	1,988,587	1,742,144
Oshkosh Truck Corp. bank term loan FRN Ser. B, 6.316s,
2013	2,653,498	2,644,654
TRW Automotive, Inc. bank term loan FRN Ser. B,
6 1/4s, 2014	2,110,289	2,103,365
United Components, Inc. bank term loan FRN Ser. D,
2 1/4s, 2012	422,222	386,333
		13,807,750

Basic materials (5.2%)
Georgia-Pacific Corp. bank term loan FRN Ser. C,
3.534s, 2014	638,807	624,434
Georgia-Pacific, LLC bank term loan FRN Ser. B,
2.295s, 2013	1,159,910	1,100,894
Hexion Specialty Chemicals BV bank term loan FRN Ser.
C2, 2.563s, 2013 (Netherlands)	177,544	146,829
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C1, 2.563s, 2013	817,315	675,919
Johnsondiversey, Inc. bank term loan FRN Ser. B,
5 1/2s, 2015	3,000,000	2,992,500
Lyondell Chemical Co. bank term loan FRN 13s, 2009 (U)	1,000,000	1,033,750
Momentive Performance Materials, Inc. bank term loan
FRN 2 1/2s, 2013	995,436	895,063
Nalco Co. bank term loan FRN 6 1/4s, 2016	990,000	996,188
Novelis, Inc. bank term loan FRN Ser. B, 2.269s, 2014	2,112,776	1,876,409
Novelis, Inc. bank term loan FRN Ser. B, 2 1/4s, 2014	960,328	852,891
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014	2,042,273	2,057,590
Smurfit-Stone Container Corp. bank term loan FRN
4 1/2s, 2010	86,453	84,076
Smurfit-Stone Container Corp. bank term loan FRN
3.059s, 2010	142,857	139,286
Smurfit-Stone Container Corp. bank term loan FRN
2.477s, 2010	430,722	419,954
Smurfit-Stone Container Corp. bank term loan FRN
Ser. B, 2 1/2s, 2011	98,386	95,681
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 2 1/2s, 2011	185,442	179,763
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C1, 2 1/2s, 2011	56,067	54,350
Solutia, Inc. bank term loan FRN 7 1/4s, 2014	2,236,641	2,262,204
		16,487,781

Broadcasting (1.7%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.673s, 2016	1,355,000	1,019,638
Cumulus Media, Inc. bank term loan FRN Ser. B, 4.237s,
2014	582,603	473,729
Sinclair Television Group, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2015	1,000,000	1,000,417
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.533s, 2014	3,600,000	2,947,500
		5,441,284

Building materials (1.7%)
Building Materials Holdings Corp. bank term loan FRN
3s, 2014	2,992,488	2,706,705
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	2,846,110	2,843,739
		5,550,444

Capital goods (7.2%)
Berry Plastics Group, Inc. bank term loan FRN 2.3s,
2015	2,773,851	2,332,346
Blount, Inc. bank term loan FRN Ser. B, 1.994s, 2010	241,560	236,729
Gentek Holding, LLC bank term loan FRN Ser. B, 7s, 2014	2,000,000	2,008,334
Graham Packaging Co., LP bank term loan FRN Ser. B,
2 1/2s, 2011	2,987,585	2,883,020

Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.383s, 2014	120,204	89,732
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.256s, 2014	2,033,703	1,518,159
Hexcel Corp. bank term loan FRN 6 1/2s, 2014	1,837,500	1,842,094
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,
4.813s, 2013	3,285,098	3,149,588
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 5.781s, 2014	744,285	727,074
Polypore, Inc. bank term loan FRN Ser. B, 2.49s, 2014	962,838	880,996
Rexnord Corp. bank term loan FRN Ser. B, 2.786s, 2013	1,590,902	1,496,773
Sensata Technologies BV bank term loan FRN 2.031s,
2013 (Netherlands)	1,804,056	1,594,334
Sequa Corp. bank term loan FRN 3.881s, 2014	1,588,548	1,372,108
Terex Corp. bank term loan FRN Ser. D, 4.033s, 2013	1,400,000	1,365,000
Wesco Aircraft Hardware Corp. bank term loan FRN
2 1/2s, 2013	1,600,000	1,503,000
		22,999,287

Commercial and consumer services (2.4%)
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 2.743s, 2014	1,049,373	1,027,074
Orbitz Worldwide, Inc. bank term loan FRN Ser. B,
3.279s, 2014	1,685,600	1,505,000
Sabre, Inc. bank term loan FRN 2.491s, 2014	2,221,459	1,887,005
ServiceMaster Co. (The) bank term loan FRN Ser. B,
3.282s, 2014	1,591,509	1,385,939
ServiceMaster Co. (The) bank term loan FRN Ser. DD,
3.282s, 2014	158,491	138,019
Travelport bank term loan FRN Ser. B, 2.781s, 2013	501,300	442,710
Travelport, LLC. bank term loan FRN 2.783s, 2013	113,497	100,232
Travelport, LLC. bank term loan FRN Ser. C, 7.783s,
2013	997,500	998,331
		7,484,310

Communication services (8.5%)
Atlantic Broadband Finance, LLC bank term loan FRN
6 3/4s, 2013	1,913,572	1,862,543
Atlantic Broadband Finance, LLC bank term loan FRN
2.54s, 2011	71,161	69,263
Cebridge Connections, Inc. bank term loan FRN Ser. B,
2.261s, 2013	2,431,627	2,242,838
Charter Communications, Inc. bank term loan FRN
6 3/4s, 2014	1,000,000	875,000
Charter Communications, Inc. bank term loan FRN
6 1/4s, 2014	2,945,830	2,722,439
Digicel Group, Ltd. bank term loan FRN 2.813s, 2012
(Jamaica)	1,666,700	1,595,865
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2015	1,523,044	1,178,455
Insight Midwest, LP bank term loan FRN Ser. B, 2.29s,
2014	1,000,000	933,571
Intelsat Corp. bank term loan FRN Ser. B2, 2.742s, 2011	243,003	225,158
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.742s,
2013	243,078	225,227
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.742s,
2013	243,003	225,158
Intelsat, Ltd. bank term loan FRN 3.242s, 2014
(Bermuda)	625,000	550,000
Intelsat, Ltd. bank term loan FRN Ser. B, 2.742s, 2013
(Bermuda)	1,600,149	1,497,139
Level 3 Communications, Inc. bank term loan FRN 2.53s,
2014	1,362,000	1,151,173
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	1,200,000	1,272,000
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1.73s, 2015	1,582,922	1,425,949
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 1.98s, 2015	875,250	789,913
MetroPCS Wireless, Inc. bank term loan FRN 2.54s, 2013	2,640,925	2,432,952
Ntelos, Inc. bank term loan FRN Ser. B, 5 3/4s, 2015	1,000,000	997,500
PAETEC Holding Corp. bank term loan FRN 2.743s, 2013	402,168	377,786
Skype Technologies SA bank term loan FRN Ser. B, 9s,
2014 (Luxembourg)	1,315,000	1,326,178
Towerco, LLC bank term loan FRN 6s, 2014	305,000	305,381
West Corp. bank term loan FRN 2.614s, 2013	2,842,432	2,537,439
		26,818,927

Consumer (2.1%)
Jarden Corp. bank term loan FRN Ser. B1, 2.033s, 2012	2,225,676	2,164,071
Jarden Corp. bank term loan FRN Ser. B2, 2.033s, 2012	962,430	919,923
Reynolds Consumer Products, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2015	1,960,000	1,955,100
Yankee Candle Co., Inc. bank term loan FRN 2 1/4s, 2014	1,836,365	1,688,800
		6,727,894

Consumer cyclicals (1.4%)
Aramark Corp. bank term loan FRN 2.145s, 2014	176,574	159,211
Aramark Corp. bank term loan FRN Ser. B, 2.156s, 2014	2,684,927	2,420,910
Hanesbrands, Inc. bank term loan FRN 5.032s, 2013	1,712,657	1,709,598
		4,289,719

Consumer staples (6.9%)

Claire's Stores, Inc. bank term loan FRN 3.033s, 2014	2,095,506	1,631,875
Constellation Brands, Inc. bank term loan FRN Ser. B,
1 3/4s, 2013	1,967,657	1,857,797
Dean Foods Co. bank term loan FRN Ser. B, 1.665s, 2014	2,957,983	2,728,739
Dole Food Co., Inc. bank term loan FRN Ser. B, 7.968s,
2013	345,246	346,849
Dole Food Co., Inc. bank term loan FRN Ser. C, 7.933s,
2013	1,141,043	1,146,341
Dole Food Co., Inc. bank term loan FRN Ser. C, 0.284s,
2013	198,010	198,930
NPC International, Inc. bank term loan FRN Ser. B,
2.025s, 2013	958,486	896,185
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.994s, 2014	2,938,680	2,662,444
Prestige Brands, Inc. bank term loan FRN 2.493s, 2011	781,956	762,407
Revlon Consumer Products bank term loan FRN Ser. B,
4.294s, 2012	2,000,000	1,920,000
Rite-Aid Corp. bank term loan FRN 9 1/2s, 2015	550,000	565,583
Rite-Aid Corp. bank term loan FRN 6s, 2014	994,975	914,548
Rite-Aid Corp. bank term loan FRN Ser. B, 1.997s, 2014	1,536,700	1,315,799
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	147,162	142,195
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.019s, 2013	2,868,559	2,771,745
Supervalu, Inc. bank term loan FRN Ser. B, 1.531s, 2012	2,317,100	2,189,080
		22,050,517

Energy (2.5%)
Atlas Pipeline Partners LP bank term loan FRN Ser. B,
6 3/4s, 2014	1,226,010	1,190,762
Dresser, Inc. bank term loan FRN 2.521s, 2014	2,000,000	1,834,286
Energy Solutions, Inc. bank term loan FRN Ser. A,
1/4s, 2013	69,338	66,911
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.236s,
2012	2,325,000	1,976,250
Helix Energy Solutions Group, Inc. bank term loan FRN
Ser. B, 2.243s, 2013	367,250	351,183
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013	1,360,533	1,298,176
MEG Energy Corp. bank term loan FRN 2.29s, 2013
(Canada)	798,038	725,217
MEG Energy Corp. bank term loan FRN Ser. DD, 2.29s,
2013 (Canada)	340,610	309,529
Targa Resources, Inc. bank term loan FRN 2.243s, 2012	198,871	192,549
Targa Resources, Inc. bank term loan FRN Ser. C,
0.158s, 2012	151,951	147,121
		8,091,984

Entertainment (3.8%)
AMC Entertainment, Inc. bank term loan FRN 1.736s, 2013	2,979,368	2,765,491
Cedar Fair LP bank term loan FRN 2.243s, 2012	1,892,432	1,771,001
Cinemark USA, Inc. bank term loan FRN 2.047s, 2013	1,097,427	1,028,496
Hertz Corp. bank term loan FRN 0.292s, 2012	154,108	141,063
Hertz Corp. bank term loan FRN Ser. B, 2.021s, 2012	839,564	768,501
Regal Cinemas, Inc. bank term loan FRN Ser. B, 4.033s,
2013	763,449	749,559
Six Flags Theme Parks bank term loan FRN 2 1/2s, 2015	1,727,373	1,653,096
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 6 1/2s, 2014	3,275,000	3,257,603
		12,134,810

Financials (2.0%)
Capital Automotive LP bank term loan FRN 2 3/4s, 2012	1,354,172	1,187,158
CB Richard Ellis Services, Inc. bank term loan FRN
Ser. B, 6s, 2013	1,366,007	1,310,513
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	657,000	646,324
HUB International, Ltd. bank term loan FRN Ser. B,
2.743s, 2014	461,674	400,117
HUB International, Ltd. bank term loan FRN Ser. DD,
2.743s, 2014	103,772	89,936
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.281s, 2014	2,215,680	1,849,402
Tishman Speyer Real Estate DC Area Portfolio bank term
loan FRN 4s, 2012	1,550,000	964,875
		6,448,325

Gaming and lottery (4.3%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	2,371,702	2,253,117
Chester Down & Marina, LLC bank term loan FRN 12 3/8s,
2016	1,000,000	997,500
Golden Nugget, Inc. bank term loan FRN Ser. B, 2 1/4s,
2014	936,290	634,336
Golden Nugget, Inc. bank term loan FRN Ser. DD, 2.26s,
2014	533,011	361,115
Green Valley Ranch Gaming, LLC. bank term loan FRN
Ser. B, 2.283s, 2014	1,699,360	1,229,912
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	235,000	227,421
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B1, 3.282s, 2015	815,003	631,401
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.282s, 2015	1,000,000	774,861
Harrah's Operating Co., Inc. bank term loan FRN

Ser. B3, 3.282s, 2015	1,438,382	1,113,719
Isle of Capri Casinos, Inc. bank term loan FRN 2.033s,
2014	1,654,203	1,536,571
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
1.993s, 2014	512,361	475,927
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
1.993s, 2014	661,681	614,628
Las Vegas Sands, LLC bank term loan FRN 2.04s, 2014	997,449	828,160
Penn National Gaming, Inc. bank term loan FRN Ser. B,
1.998s, 2012	2,066,096	1,969,248
		13,647,916

Health care (10.3%)
Alliance Healthcare Services, Inc. bank term loan FRN
5 1/2s, 2016	2,000,000	1,972,500
Alliance Healthcare Services, Inc. bank term loan FRN
Ser. C, 2.818s, 2011	2,000,000	1,970,500
Biomet, Inc. bank term loan FRN Ser. B, 3.282s, 2015	1,903,423	1,798,734
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.61s, 2014	3,620,441	3,308,178
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.493s, 2014	168,776	154,219
DaVita, Inc. bank term loan FRN Ser. B1, 1.759s, 2012	2,000,000	1,887,222
Fresenius SE bank term loan FRN Ser. B1, 6 3/4s, 2014
(Germany)	645,020	646,403
Fresenius SE bank term loan FRN Ser. B2, 6 3/4s, 2014
(Germany)	347,480	348,224
HCA, Inc. bank term loan FRN Ser. B, 2.533s, 2013	3,150,907	2,924,830
Health Management Associates, Inc. bank term loan FRN
2.033s, 2014	2,264,060	2,051,239
Healthsouth Corp. bank term loan FRN 4.05s, 2014	819,253	771,804
Healthsouth Corp. bank term loan FRN Ser. B, 2.55s,
2013	995,395	925,717
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.243s, 2014	361,283	333,155
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	97,562	89,966
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.243s, 2014	1,043,972	962,691
Mylan, Inc./PA bank term loan FRN Ser. B, 3.55s, 2014	2,979,592	2,861,153
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
2.018s, 2012	1,990,108	1,870,701
Select Medical Corp. bank term loan FRN Ser. B,
2.267s, 2012	1,687,317	1,598,733
Sun Healthcare Group, Inc. bank term loan FRN 0.183s,
2014	267,062	250,871
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.398s, 2014	1,279,793	1,202,205
Surgical Care Affiliates, Inc. bank term loan FRN
Ser. B, 2.301s, 2015	1,652,322	1,497,417
United Surgical Partners International, Inc. bank term
loan FRN 2.264s, 2014	1,084,865	976,378
Vanguard Health Systems, Inc. bank term loan FRN
2.493s, 2011	2,310,900	2,237,212
		32,640,052

Homebuilding (1.0%)
Realogy Corp. bank term loan FRN 0.166s, 2013	815,665	691,617
Realogy Corp. bank term loan FRN Ser. B, 3.287s, 2013	3,029,614	2,568,861
		3,260,478

Household furniture and appliances (0.6%)
National Bedding Co. bank term loan FRN 2.317s, 2011	1,724,350	1,553,352
		1,553,352

Media (1.7%)
Affinion Group, Inc. bank term loan FRN Ser. B,
2.743s, 2013	1,727,278	1,631,557
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. B, 3.992s, 2016	2,438,880	2,229,034
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. TA, 2.242s, 2013	883,599	793,976
QVC, Inc. bank term loan FRN 5.737s, 2014	503,331	502,701
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6 3/4s, 2011	217,473	195,544
		5,352,812

Publishing (3.0%)
Cenveo, Inc. bank term loan FRN Ser. C, 4.792s, 2014	1,861,204	1,788,307
Cenveo, Inc. bank term loan FRN Ser. DD, 4.792s, 2014	68,681	65,991
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	1,464,260	1,314,173
GateHouse Media, Inc. bank term loan FRN 2.49s, 2014	175,000	59,813
GateHouse Media, Inc. bank term loan FRN Ser. B,
2 1/4s, 2014	2,694,565	920,965
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.241s, 2014	1,005,435	343,644
Thomas Learning bank term loan FRN Ser. B, 2.74s, 2014	3,291,856	2,804,662
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	4,264,063	2,188,884
		9,486,439

Retail (4.2%)
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 3.815s, 2013	2,967,360	2,634,273
Dollar General Corp. bank term loan FRN Ser. B1,
3.011s, 2013	2,892,750	2,709,060
J Crew Operating Corp. bank term loan FRN Ser. B,
2.063s, 2013	139,629	132,648
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.544s, 2013	3,456,308	2,973,866
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 2.291s, 2013	3,307,650	2,813,342
Toys R Us, Inc. bank term loan FRN 4.486s, 2012	2,000,000	1,920,000
		13,183,189

Technology (5.1%)
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B, 2.236s, 2013	49,613	48,642
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 2.241s, 2013	967,500	948,553
Ceridian Corp. bank term loan FRN 3.271s, 2014	1,000,000	862,100
Compucom Systems, Inc. bank term loan FRN 3 3/4s, 2014	535,482	503,353
First Data Corp. bank term loan FRN Ser. B1, 2.99s,
2014	2,215,435	1,843,425
First Data Corp. bank term loan FRN Ser. B3, 3.035s,
2014	1,814,742	1,504,977
Flextronics International, Ltd. bank term loan FRN
Ser. B, 2.54s, 2014 (Singapore)	825,956	755,337
Flextronics International, Ltd. bank term loan FRN
Ser. B, 2.534s, 2014 (Singapore)	237,344	217,051
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014	1,145,494	1,170,313
Freescale Semiconductor, Inc. bank term loan FRN
Ser. B, 1.994s, 2013	3,054,851	2,490,977
ON Semiconductor Corp. bank term loan FRN 1.993s, 2013	682,500	634,725
Reynolds & Reynolds Co. (The) bank term loan FRN
2.243s, 2012	1,946,064	1,768,485
SunGard Data Systems, Inc. bank term loan FRN 1.992s,
2014	171,040	156,234
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
3.899s, 2016	3,546,200	3,332,162
		16,236,334

Textiles (0.4%)
Levi Strauss & Co. bank term loan FRN 2.487s, 2014	1,400,000	1,267,875
		1,267,875

Tire and rubber (1.3%)
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 3 3/8s, 2012	570,935	543,815
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 3 3/8s, 2012	549,806	523,690
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. D, 3 3/8s, 2012	1,601,418	1,525,351
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.34s, 2010	1,720,000	1,537,250
		4,130,106

Utilities and power (4.3%)
Calpine Corp. bank term loan FRN Ser. B, 3.165s, 2014	3,304,614	3,012,156
Dynegy Holdings, Inc. bank term loan FRN 4s, 2013	1,662,473	1,569,652
Dynegy Holdings, Inc. bank term loan FRN 4s, 2013	157,224	148,446
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.742s, 2014	2,892,508	2,154,557
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 3.742s, 2014	997,455	736,732
Mirant North America, LLC. bank term loan FRN 1.993s,
2013	2,057,141	1,913,141
NRG Energy, Inc. bank term loan FRN 2.021s, 2014	2,181,898	1,996,664
NRG Energy, Inc. bank term loan FRN 0.183s, 2014	1,173,064	1,073,475
Reliant Energy, Inc. bank term loan FRN 0.224s, 2014	1,000,000	925,833
		13,530,656

Total senior loans (cost $284,322,262)		$275,555,835

CORPORATE BONDS AND NOTES (10.0%)(a)
	Principal amount	Value

Basic materials (1.0%)
Builders FirstSource, Inc. company guaranty sr. notes
FRN 4.523s, 2012	$655,000	$640,263
FMG Finance Pty Ltd. 144A sr. notes FRN 4.36s, 2011
(Australia)	1,000,000	972,500
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 3.881s, 2015	1,000,000	992,653
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011	60,000	64,950
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014	499,000	543,910
		3,214,276

Capital goods (0.9%)

Crown European Holdings SA company guaranty sr. sec.
notes 6 1/4s, 2011 (France)	EUR	955,000	1,467,334
General Cable Corp. company guaranty sr. unsec. unsub. notes
FRN 2.665s, 2015		$650,000	570,375
Ryerson Tull, Inc. company guaranty sr. notes FRN
7.656s, 2014		1,000,000	882,500
			2,920,209

Communication services (1.6%)
Centennial Communications Corp. sr. unsec. notes FRN
6.04s, 2013		1,000,000	997,500
iPCS, Inc. company guaranty sr. notes FRN 2.406s, 2013		1,440,000	1,270,800
Level 3 Financing, Inc. 144A company guaranty FRN
4.601s, 2015		1,000,000	720,000
Qwest Corp. sr. notes FRN 3.549s, 2013		1,250,000	1,173,438
Sprint Nextel Corp. sr. unsec. notes FRN 0.683s, 2010		1,000,000	974,763
			5,136,501

Consumer cyclicals (1.9%)
Aramark Corp. company guaranty sr. unsec. notes FRN
3.781s, 2015		500,000	445,000
Ford Motor Credit Co., LLC sr. unsec. FRN 3.034s, 2012		2,200,000	2,013,986
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014		870,000	785,175
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.361s, 2012		500,000	348,750
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		147,000	145,898
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 2.799s, 2014		1,090,000	893,800
THL Buildco, Inc. (Nortek Holdings, Inc.) company guaranty sr. sec.
notes 10s, 2013		1,500,000	1,537,500
			6,170,109

Energy (1.4%)
Forest Oil Corp. sr. notes 8s, 2011		650,000	667,875
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)		1,595,000	1,591,013
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 3.915s, 2014		1,425,000	1,205,197
Williams Cos., Inc. (The) sr. unsec. notes 7 1/8s, 2011		1,000,000	1,065,536
			4,529,621

Financials (0.3%)
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.561s, 2014		1,000,000	775,000
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.148s, 2014		190,000	151,050
			926,050

Health care (1.0%)
DaVita, Inc. company guaranty 6 5/8s, 2013		1,000,000	992,500
Elan Finance PLC/Elan Finance Corp. company guaranty
sr. unsec. notes FRN 4.273s, 2011 (Ireland)		1,000,000	930,000
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		655,000	600,963
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.428s, 2012 (PIK)		568,000	511,200
			3,034,663

Technology (0.2%)
National Semiconductor Corp. sr. unsec. notes FRN
0.549s, 2010		800,000	789,258
			789,258

Utilities and power (1.6%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		1,000,000	1,020,000
Consumers Energy Co. 1st mtge. Ser. F, 4s, 2010		1,000,000	1,012,690
Dynegy-Roseton Danskamme sec. bonds 7.27s, 2010		226,760	226,760
El Paso Corp. sr. unsec. notes Ser. *, 7 3/4s, 2010		1,000,000	1,012,639
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011		705,000	729,675
Teco Energy, Inc. sr. notes FRN 2.281s, 2010		1,000,000	1,003,466
			5,005,230

Total corporate bonds and notes (cost $31,739,508)			$31,725,917

SHORT-TERM INVESTMENTS (4.3%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.701%,
December 17, 2009		$120,000	$119,963
U.S. Treasury Bills for an effective yield of 0.23%,
August 26, 2010		39,000	38,926
Putnam Money Market Liquidity Fund (e)		13,629,701	13,629,701

Total short-term investments (cost $13,788,597)			$13,788,590

TOTAL INVESTMENTS

Total investments (cost $329,850,367) (b)			$321,070,342

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $1,394,872) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$1,412,742	$1,394,872	12/17/09	$(17,870)

Total				$(17,870)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/09 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	depreciation

Goldman Sachs International
DJ LCDX NA Series 13
Version 1 Index	B+	$33,000	$3,000,000	12/20/14	500 bp	$(21,017)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--	235,000	6/20/12	230 bp	(55,294)

Total						$(76,311)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar

Key to holding's abbreviations
FRN	Floating Rate Notes

NOTES

(a) Percentages indicated are based on net assets of $317,469,970.

(b) The aggregate identified cost on a tax basis is $330,740,134, resulting in gross unrealized appreciation and depreciation of $9,111,836 and $18,781,628, respectively, or net unrealized depreciation of $9,669,792.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at November 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $60,143 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $168,777,128 and $155,147,427, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(U) This security, in part, represents an unfunded loan commitment. As of November 30, 2009, the fund had unfunded loan commitments of $331,941, which could be extended at the option of the borrower, pursuant to the following loan agreement with the following borrower:

Borrower	Unfunded commitments

Lyondell Chemical Co.	$331,941

At November 30, 2009, liquid assets totaling $3,254,942 have been segregated to cover certain derivative contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN are the current interest rates at November 30, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately 800,000 on forward currency contracts for the period ended November 30, 2009.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on credit default swap contracts at the period ended November 30, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund had a net liability position of $127,181 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $158,751.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $8,558 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$--	$31,725,917	$--

Senior loans	--	275,555,835	--

Short-term investments	13,629,701	158,889	--

Totals by level	$13,629,701	$307,440,641	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$(127,181)	$1,967

Other financial instruments include swaps, forward currency contracts and receivable purchase agreement.

The following is a reconciliation of Level 3 assets as of November 30, 2009:

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	February	discounts/	Realized	appreciation/	purchases/	and/or out	November
	28, 2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009 ††

Other financial instruments:	$2,206	$--	$--	$(239)	$--	$--	$1,967

† Includes $(239) related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$--	$109,311

Foreign exchange contracts	--	17,870

Total	$--	$127,181

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Global Consumer Fund
The fund's portfolio
11/30/09 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value

Automotive (7.7%)
Bayerische Motoren Werke (BMW) AG (Germany)	1,678	$79,340
Dongfeng Motor Group Co., Ltd. (China)	38,000	58,350
Honda Motor Co., Ltd. (Japan)	6,500	203,455
Nissan Motor Co., Ltd. (Japan) (NON)	24,800	179,977
Porsche Automobil Holding SE (Preference) (Germany)	1,196	83,443
Renault SA (France) (NON)	1,699	82,882
		687,447

Beverage (6.3%)
Britvic PLC (United Kingdom)	21,429	138,187
Carlsberg A/S Class B (Denmark)	910	65,263
Coca-Cola Enterprises, Inc.	4,000	78,600
Heineken NV (Netherlands)	2,265	106,502
PepsiCo, Inc.	2,744	170,732
		559,284

Broadcasting (1.5%)
Gestevision Telecinco SA (Spain)	4,256	47,633
ITV PLC (United Kingdom)	75,442	64,557
Liberty Media Corp. - Entertainment (NON)	396	18,949
		131,139

Building materials (0.7%)
Owens Corning, Inc. (NON)	2,500	59,075
		59,075

Cable television (4.5%)
DIRECTV Class A (NON)	9,665	305,704
Jupiter Telecommunications Co., Ltd. (Japan)	95	89,317
		395,021

Commercial and consumer services (3.9%)
Compass Group PLC (United Kingdom)	14,938	106,031
Daito Trust Construction Co., Ltd. (Japan)	900	42,882
Priceline.com, Inc. (NON)	480	102,778
TUI Travel PLC (United Kingdom)	22,271	89,970
		341,661

Conglomerates (2.6%)
Vivendi SA (France)	7,872	227,629
		227,629

Consumer goods (9.6%)
Energizer Holdings, Inc. (NON)	2,661	149,921
Estee Lauder Cos., Inc. (The) Class A	1,100	51,513
Henkel AG & Co. KGaA (Germany)	3,891	195,951
Procter & Gamble Co. (The)	3,759	234,374
Reckitt Benckiser Group PLC (United Kingdom)	4,290	218,743
		850,502

Consumer services (0.8%)
Rakuten, Inc. (Japan)	85	68,780
		68,780

Electrical equipment (0.6%)
Casio Computer Co., Ltd. (Japan)	7,400	53,874
		53,874

Electronics (0.9%)
Saft Groupe SA (France) (S)	1,687	80,716
		80,716

Entertainment (0.7%)
Skyworth Digital Holdings, Ltd. (China)	66,000	58,507
		58,507

Food (11.8%)
Campbell Soup Co.	2,200	76,934
General Mills, Inc.	2,232	151,776
Kellogg Co.	1,626	85,495
Kerry Group PLC Class A (Ireland)	3,551	105,260
Mead Johnson Nutrition Co. Class A (S)	1,900	83,353
Nestle SA (Switzerland)	10,047	474,589
BRF Brasil Foods SA (Brazil) (NON)	2,997	70,032

		1,047,439

Gaming and lottery (0.8%)
Sankyo Co., Ltd. (Japan)	1,300	73,244
		73,244

Homebuilding (0.9%)
D.R. Horton, Inc.	4,559	46,867
Toll Brothers, Inc. (NON)	1,835	35,764
		82,631

Household furniture and appliances (0.6%)
Steinhoff International Holdings, Ltd. (South Africa)
(NON)	22,878	55,709
		55,709

Lodging/Tourism (1.7%)
Wyndham Worldwide Corp.	8,178	151,865
		151,865

Media (4.3%)
Time Warner, Inc.	4,220	129,638
Viacom, Inc. Class B (NON)	3,274	97,041
WPP PLC (United Kingdom)	16,596	155,605
		382,284

Publishing (1.5%)
Gannett Co., Inc.	6,400	63,296
United Business Media PLC (United Kingdom)	9,297	66,848
		130,144

Restaurants (3.0%)
McDonald's Corp.	4,159	263,057
		263,057

Retail (19.3%)
Big Lots, Inc. (NON)	3,600	83,016
Costco Wholesale Corp.	2,823	169,126
CVS Caremark Corp.	4,900	151,949
Esprit Holdings, Ltd. (Hong Kong)	10,500	70,589
J Sainsbury PLC (United Kingdom)	11,783	62,391
Lawson, Inc. (Japan)	2,100	104,197
Lowe's Cos., Inc.	8,900	194,109
Macy's, Inc.	5,400	88,074
Metro AG (Germany)	1,415	88,779
Next PLC (United Kingdom)	2,937	95,379
O'Reilly Automotive, Inc. (NON)	1,600	62,048
Target Corp.	3,300	153,648
Urban Outfitters, Inc. (NON)	2,400	75,936
Wal-Mart Stores, Inc.	5,747	313,499
		1,712,740

Schools (3.4%)
Apollo Group, Inc. Class A (NON)	3,200	182,624
Career Education Corp. (NON)	4,532	117,968
		300,592

Textiles (1.0%)
Burberry Group PLC (United Kingdom)	9,535	89,712
		89,712

Tire and rubber (0.7%)
Nokian Renkaat OYJ (Finland)	2,436	61,766
		61,766

Tobacco (6.7%)
Altria Group, Inc.	6,060	113,989
British American Tobacco (BAT) PLC (United Kingdom)	6,486	197,123
Japan Tobacco, Inc. (Japan)	37	109,722
Lorillard, Inc.	2,188	170,467
		591,301

Toys (0.3%)
Nintendo Co., Ltd. (Japan)	100	24,588
		24,588

Trucks and parts (1.2%)
Aisin Seiki Co., Ltd. (Japan)	4,500	109,029
		109,029

Total common stocks (cost $7,808,537)		$8,589,736

SHORT-TERM INVESTMENTS (3.8%)(a)

	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	260,646	$ 260,646
Short-term investments held as collateral for loaned
securities with yields ranging from 0.11% to 0.35% and
a due date of December 1, 2009 (d)	$73,671	73,670

Total short-term investments (cost $334,316)		$334,316

TOTAL INVESTMENTS

Total investments (cost $8,142,853)(b)		$8,924,052

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/09 (aggregate face value $1,009,422) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$213,464	$211,692	12/17/09	$1,772
British Pound	125,600	125,353	12/17/09	247
Canadian Dollar	145,628	144,368	12/17/09	1,260
Euro	255,568	252,038	12/17/09	3,530
Japanese Yen	177,550	170,243	12/17/09	7,307
Singapore Dollar	23,409	23,188	12/17/09	221
Swedish Krona	82,364	82,540	12/17/09	(176)

Total				$14,161

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $918,460) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$466,610	$467,270	12/17/09	$660
Danish Krone	33,673	33,214	12/17/09	(459)
Euro	141,199	139,797	12/17/09	(1,402)
Hong Kong Dollar	121,304	121,293	12/17/09	(11)
Japanese Yen	126,259	124,303	12/17/09	(1,956)
Swiss Franc	33,407	32,583	12/17/09	(824)

Total				$(3,992)

NOTES

(a) Percentages indicated are based on net assets of $8,862,349.

(b) The aggregate identified cost on a tax basis is $8,142,853, resulting in gross unrealized appreciation and depreciation of $917,012 and $135,813, respectively, or net unrealized appreciation of $781,199.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2009, the value of securities loaned amounted to $71,233. The fund received cash collateral of $73,670 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $144 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,722,516 and $2,760,673, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at November 30, 2009.

At November 30, 2009, liquid assets totaling $2,296 have been segregated to cover certain derivatives contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at November 30, 2009 (as a percentage of Portfolio Value):

United States	50.8%
United Kingdom	14.5
Japan	12.0
Switzerland	5.4
Germany	5.1
France	4.4
China	1.3
Netherlands	1.2
Ireland	1.2
Hong Kong	0.8
Brazil	0.8
Denmark	0.7
Finland	0.7
South Africa	0.6
Spain	0.5

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At November 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $1,700,000 on forward currency contracts for the period ended November 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund had a net liability position of $2,655 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Capital goods	$162,903	$--	$--

Communication services	395,021	--	--

Conglomerates	--	227,629	--

Consumer cyclicals	2,387,195	1,078,875	--

Consumer staples	2,604,609	1,652,788	--

Technology	--	80,716	--

Total common stocks	5,549,728	3,040,008	--

Short-term investments	260,646	73,670	--

Totals by level	$5,810,374	$3,113,678	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$10,169	$--

Other financial instruments include forward currency contracts.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$16,953	$6,784

Total	$16,953	$6,784

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Global Energy Fund
The fund's portfolio
11/30/09 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Combined utilities (2.0%)
El Paso Corp.	16,900	$161,564
		161,564

Energy (oil field) (11.1%)
Aker Solutions ASA (Norway)	9	112
Halliburton Co.	6,756	198,356
Saipem SpA (Italy)	1,930	62,338
SBM Offshore NV (Netherlands)	2,178	41,269
Schlumberger, Ltd.	6,594	421,291
Superior Well Services, Inc. (NON)	2,491	32,308
Transocean, Ltd. (Switzerland) (NON)	1,762	150,457
		906,131

Natural gas utilities (0.3%)
EQT Corp.	717	29,505
		29,505

Oil and gas (84.4%)
Anadarko Petroleum Corp.	4,100	244,073
BG Group PLC (United Kingdom)	20,978	382,319
BP PLC (United Kingdom)	85,099	807,196
Cairn Energy PLC (United Kingdom) (NON)	3,020	153,397
Chevron Corp.	9,438	736,542
Continental Resources, Inc. (NON)	700	26,355
Dana Petroleum PLC (United Kingdom) (NON)	2,278	45,899
ENI SpA (Italy)	3,922	97,124
Exxon Mobil Corp.	8,632	648,004
Marathon Oil Corp.	7,666	250,065
Newfield Exploration Co. (NON)	2,744	116,016
Nexen, Inc. (Canada)	9,476	222,643
Noble Energy, Inc.	1,000	65,250
Occidental Petroleum Corp.	5,155	416,472
Origin Energy, Ltd. (Australia)	4,425	63,141
PetroHawk Energy Corp. (NON)	7,660	171,124
Petroleo Brasileiro SA ADR (Brazil)	3,987	204,453
Petroquest Energy, Inc. (NON)	4,100	23,083
Rosneft Oil Co. GDR (Russia) (NON)	4,319	35,251
Royal Dutch Shell PLC Class A (United Kingdom)	12,155	359,788
Royal Dutch Shell PLC Class B (United Kingdom)	9,158	262,806
Santos, Ltd. (Australia)	6,349	85,429
St. Mary Land & Exploration Co.	1,300	42,094
StatoilHydro ASA (Norway)	6,725	165,563
Suncor Energy, Inc. (Canada)	5,278	189,285
Tesoro Corp.	1,900	24,282
Total SA (France)	7,932	490,606
Tullow Oil PLC (United Kingdom)	6,383	130,138
Valero Energy Corp.	3,900	61,971
Warren Resources, Inc. (NON)	13,589	32,478
Williams Cos., Inc. (The)	4,800	95,472
XTO Energy, Inc.	5,438	230,789
		6,879,108

Total common stocks (cost $6,949,138)		$7,976,308

SHORT-TERM INVESTMENTS (1.7%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	141,273	$141,273

Total short-term investments (cost $141,273)		$141,273

TOTAL INVESTMENTS

Total investments (cost $7,090,411)(b)		$8,117,581

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/09 (aggregate face value $946,039) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$60,507	$59,203	12/17/09	$1,304
British Pound	38,583	38,510	12/17/09	73
Canadian Dollar	512,112	502,896	12/17/09	9,216
Euro	263,362	263,389	12/17/09	(27)
Japanese Yen	85,863	82,041	12/17/09	3,822

Total				$14,388

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $773,849) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$23,911	$23,397	12/17/09	$(514)
British Pound	628,494	632,979	12/17/09	4,485
Canadian Dollar	17,506	17,176	12/17/09	(330)
Euro	43,169	42,593	12/17/09	(576)
Norwegian Krone	57,935	57,704	12/17/09	(231)

Total				$2,834

NOTES

(a) Percentages indicated are based on net assets of $8,153,341.

(b) The aggregate identified cost on a tax basis is $7,388,556, resulting in gross unrealized appreciation and depreciation of $819,699 and $90,674, respectively, or net unrealized appreciation of $729,025.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $127 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $740,055 and $892,066, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At November 30, 2009, liquid assets totaling $882 have been segregated to cover certain derivative contracts.

ADR after the name of a foreign holding stands for American Depository Receipts and GDR after the name of a foreign holding stands for Global Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at November 30, 2009 (as a percentage of Portfolio Value):

United States	51.4%
United Kingdom	26.4
France	6.0
Canada	5.1
Brazil	2.5
Norway	2.0
Italy	2.0
Switzerland	1.9
Australia	1.8
Netherlands	0.5
Russia	0.4

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At November 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $1,500,000 on Forward currency contracts for the period ended November 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund had a net liability position of $918 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Energy	4,751,433	3,033,806	--

	Utilities and power	191,069	--	--

Total common stocks		4,942,502	3,033,806	--

Short-term investments		141,273	--	--

Totals by level		$5,083,775	$3,033,806	$--

		Level 1	Level 2	Level 3

Other financial instruments:			$17,222	$--

Other financial instruments include forward currency contracts.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$19,451	$(2,229)

Total	$19,451	$(2,229)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Global Financials Fund
The fund's portfolio
11/30/09 (Unaudited)

COMMON STOCKS (93.8%)(a)
	Shares	Value

Banking (50.7%)
Australia & New Zealand Banking Group, Ltd. (Australia)	9,432	$190,973
Banco Bilbao Vizcaya Argentaria SA (Spain)	9,920	187,833
Banco Santander Central Hispano SA (Spain)	20,552	354,084
Bank of America Corp.	22,462	356,023
Bank of New York Mellon Corp. (The)	4,809	128,112
Barclays PLC (United Kingdom) (NON)	33,432	164,444
BNP Paribas SA (France)	2,999	249,360
Chiba Bank, Ltd. (The) (Japan)	8,000	52,771
DBS Group Holdings, Ltd. (Singapore)	11,000	113,831
DnB NOR ASA (Norway) (NON)	7,718	86,720
DnB NOR ASA (Rights) (Norway) (NON)	1,715	4,828
EFG Eurobank Ergasias (Greece) (NON)	2,547	33,872
Fortis (Belgium) (NON)	13,338	56,488
HSBC Holdings PLC (London Exchange) (United Kingdom)	37,082	434,040
Industrial & Commercial Bank of China (China)	93,000	78,602
JPMorgan Chase & Co.	8,980	381,560
Lloyds Banking Group PLC (United Kingdom)	52,395	48,363
Lloyds Banking Group PLC NPR (United Kingdom) (NON)	70,209	20,463
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,200	79,346
National Australia Bank, Ltd. (Australia)	6,778	177,323
National Bank of Canada (Canada)	1,722	102,948
National Bank of Greece SA (Greece) (NON)	3,615	106,713
Northern Trust Corp.	510	25,245
PNC Financial Services Group, Inc.	1,000	57,010
Royal Bank of Canada (Canada)	4,258	228,896
Societe Generale (France)	1,775	125,901
Standard Chartered PLC (United Kingdom)	1,806	44,315
State Bank of India GDR (India)	511	50,040
State Street Corp.	2,468	101,928
SunTrust Banks, Inc.	2,050	48,442
Toronto-Dominion Bank (Canada)	910	57,228
U.S. Bancorp	3,760	90,729
Wells Fargo & Co.	11,126	311,973
		4,550,404

Commercial and consumer services (0.1%)
Companhia Brasileira de Meios de Pagamento 144A
(Brazil)	1,100	10,311
		10,311

Consumer finance (1.5%)
American Express Co.	987	41,286
Capital One Financial Corp.	1,426	54,701
Cia Brasileira de Meios de Pagamento (Brazil)	4,100	38,430
		134,417

Financial (3.8%)
BGP Holdings PLC (Malta) (F)	82319	123
CME Group, Inc.	334	109,629
Discover Financial Services	1,700	26,282
Hana Financial Group, Inc. (South Korea)	1,350	39,081
Irish Life & Permanent PLC (Ireland) (NON)	8,805	42,948
Julius Baer Group, Ltd. (Switzerland)	1,040	34,489
ORIX Corp. (Japan)	810	56,153
ORIX Corp. 144A (Japan)	180	12,479
Shinhan Financial Group Co., Ltd. (South Korea) (NON)	550	21,552
		342,736

Insurance (17.9%)
ACE, Ltd.	1,097	53,435
Aflac, Inc.	1,804	83,038
Allianz SE (Germany)	1,358	167,394
Assured Guaranty, Ltd. (Bermuda)	2,433	55,180
Aviva PLC (United Kingdom)	2,440	14,970
AXA SA (France)	5,990	143,629
Berkshire Hathaway, Inc. Class B (NON)	26	87,178
Chubb Corp. (The)	1,132	56,758
Hartford Financial Services Group, Inc. (The)	2,315	56,625
ING Canada, Inc. (Canada)	2,500	88,120
Loews Corp.	1,400	49,588
Marsh & McLennan Cos., Inc.	2,181	49,182
MetLife, Inc.	1,014	34,669
Prudential Financial, Inc.	700	34,895
Prudential PLC (United Kingdom)	14,447	149,526
QBE Insurance Group, Ltd. (Australia)	4,133	84,022
RenaissanceRe Holdings, Ltd.	694	36,976
Tokio Marine Holdings, Inc. (Japan)	2,200	63,378
Travelers Cos., Inc. (The)	1,837	96,240
XL Capital, Ltd. Class A	2,939	53,813
Zurich Financial Services AG (Switzerland)	685	148,357
		1,606,973

Investment banking/Brokerage (11.3%)
BlackRock, Inc.	16	3,633
Bond Street Holdings, LLC Class A (F)(NON)	4,189	83,780
Credit Suisse Group (Switzerland)	3,787	197,639
Deutsche Bank AG (Germany)	1,694	122,617
Franklin Resources, Inc.	415	44,832
Goldman Sachs Group, Inc. (The)	1,338	227,006
Invesco, Ltd.	1,938	43,121
Morgan Stanley	4,683	147,889
Nomura Holdings, Inc. 144A (Japan)	3,293	23,745
Nomura Securities Co., Ltd. (Japan)	12,000	86,529
T. Rowe Price Group, Inc.	312	15,266
TD Ameritrade Holding Corp. (NON)	793	15,575
		1,011,632

Real estate (8.5%)
Dexus Property Group (Australia)	109,276	80,910
Digital Realty Trust, Inc. (R)	292	14,209
HCP, Inc. (R)	551	17,246
Hongkong Land Holdings, Ltd. (Hong Kong)	8,000	39,600
Link REIT (The) (Hong Kong) (R)	29,249	73,672
Mirvac Group (Australia) (R)	56,268	81,009
Mitsubishi Estate Co., Ltd. (Japan)	3,000	46,777
Mitsui Fudosan Co., Ltd. (Japan)	4,000	69,093
New World Development Co., Ltd. (Hong Kong)	44,000	90,500
Renhe Commercial Holdings Co., Ltd. (China)	112,000	22,401
Simon Property Group, Inc. (R)	432	31,389
Unibail-Rodamco (France) (R)	386	86,878
Wharf (Holdings), Ltd. (Hong Kong)	21,000	113,268
		766,952

Total common stocks (cost $6,637,263)		$8,423,425

INVESTMENT COMPANIES (1.0%)(a)
	Shares	Value

KKR Private Equity Investors LP (Unit) (NON)	9,560	$86,735

Total investment companies (cost $56,531)		$86,735

SHORT-TERM INVESTMENTS (6.1%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund	546,591	$546,591

Total short-term investments (cost $546,591)		$546,591

TOTAL INVESTMENTS

Total investments (cost $7,240,385)(b)		$9,056,751

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/09 (aggregate face value $1,288,766) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$104,952	$102,703	12/17/09	$2,249
British Pound	219,513	219,444	12/17/09	69
Canadian Dollar	264,952	259,918	12/17/09	5,034
Danish Krone	10,513	10,369	12/17/09	144
Euro	255,717	252,706	12/17/09	3,011
Japanese Yen	238,290	228,737	12/17/09	9,553
Singapore Dollar	29,117	28,865	12/17/09	252
Swedish Krona	132,135	130,980	12/17/09	1,155
Swiss Franc	56,473	55,044	12/17/09	1,429

Total				$22,896

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $541,296) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$113,615	$113,406	12/17/09	$(209)
Canadian Dollar	50,625	49,673	12/17/09	(952)
Euro	89,036	87,854	12/17/09	(1,182)
Hong Kong Dollar	95,582	95,576	12/17/09	(6)
Japanese Yen	18,125	17,322	12/17/09	(803)
Norwegian Krone	92,714	92,332	12/17/09	(382)
Swiss Franc	87,295	85,133	12/17/09	(2,162)

Total				$(5,696)

NOTES

(a) Percentages indicated are based on net assets of $8,976,689.

(b) The aggregate identified cost on a tax basis is $7,011,948, resulting in gross unrealized appreciation and depreciation of $2,140,313 and $95,510, respectively, or net unrealized appreciation of $2,044,803.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $96 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,185,915 and $796,803, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs. On November 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio

(R) Real Estate Investment Trust.

At November 30, 2009, liquid assets totaling $1,642 have been segregated to cover certain derivative contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at November 30, 2009 (as a percentage of Portfolio Value):

United States	40.7%
United Kingdom	9.7%
Australia	6.8%
France	6.7%
Spain	6.0%
Japan	5.4%
Canada	5.3%
Switzerland	4.2%
Hong Kong	3.5%
Germany	3.2%
Greece	1.6%
Singapore	1.3%
China	1.1%
Norway	1.0%
South Korea	0.7%
Belgium	0.6%
Bermuda	0.6%
India	0.6%
Brazil	0.5%
Ireland	0.5%

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At November 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended November 30, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund had a net liability position of $1,743 on derivative contracts subject to the Master Agreements.

In September 2006, ASC 820 was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer cyclicals	48,741	--	--

	Financial	5,214,870	3,075,911	83,903

	Utilities and power	--	--	--

Total common stocks		5,263,611	3,075,911	83,903

Investment companies		--	86,735	--

Short-term investments		546,591	--	--

Totals by level		$5,810,202	$3,162,646	$83,903

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$17,200	$--

Other financial instruments include swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of November 30, 2009:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		August	discounts/	Realized	appreciation/	purchases/	and/or out	November
		31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Common stocks:

	Financial	$118	--	--	5	83,780	--	83,903

Total common stocks		$118	--	--	5	83,780	--	$83,903

Totals:		$118	$--	$--	$5	$83,780	$--	$83,903

† Includes $5 related to Level 3 securities still held at period end.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	23,168	5,968

Total	$23,168	$5,968

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Global Industrials Fund
The fund's portfolio
11/30/09 (Unaudited)

COMMON STOCKS (96.6%)(a)
	Shares	Value

Aerospace and defense (14.3%)
BAE Systems PLC (United Kingdom)	21,220	$114,602
Cobham PLC (United Kingdom)	12,185	44,892
Goodrich Corp.	1,100	65,274
Lockheed Martin Corp.	1,215	93,834
MTU Aero Engines Holding AG (Germany)	1,521	77,919
Raytheon Co.	1,955	100,741
United Technologies Corp.	2,679	180,136
		677,398

Airlines (3.7%)
JetBlue Airways Corp. (NON)	6,400	35,264
Singapore Airlines, Ltd. (Singapore)	6,000	57,667
UAL Corp. (NON)	10,450	81,092
		174,023

Automotive (0.5%)
Hertz Global Holdings, Inc. (NON)	2,300	22,540
		22,540

Building materials (1.4%)
Tostem Inax Holding Corp. (Japan)	2,000	32,738
Wienerberger AG (Austria) (NON)	1,843	31,790
		64,528

Chemicals (1.1%)
Cabot Corp.	2,200	50,446
		50,446

Commercial and consumer services (5.0%)
AerCap Holdings NV (Netherlands) (NON)	3,155	25,871
Brambles, Ltd. (Australia)	5,196	31,348
Experian Group, Ltd. (Ireland)	8,454	79,583
Kloeckner & Co., AG (Germany) (NON)	2,043	47,662
Sthree PLC (United Kingdom)	12,251	49,502
		233,966

Conglomerates (20.6%)
General Electric Co.	20,299	325,190
Mitsubishi Corp. (Japan)	5,500	124,333
Mitsui & Co., Ltd. (Japan)	5,500	72,942
Noble Group, Ltd. (Hong Kong)	45,000	100,809
Siemens AG (Germany)	1,955	191,697
Sumitomo Electric Industries, Ltd. (Japan)	4,200	49,761
Tyco International, Ltd.	3,100	111,197
		975,929

Construction (1.0%)
Obrascon Huarte Lain SA (Spain)	1,589	43,738
Obrascon Huarte Lain SA (Rights) (Spain) (NON)	1,589	3,096
		46,834

Electric utilities (0.6%)
EnerNOC, Inc. (NON)	1,000	26,460
		26,460

Electrical equipment (3.9%)
Mitsubishi Electric Corp. (Japan)	9,000	63,645
Nexans SA (France)	325	24,459
Prysmian SpA (Italy)	4,492	75,496
Prysmian SpA 144A (Italy)	1,300	21,849
		185,449

Electronics (2.8%)
Rexel SA (France) (NON)	4,198	56,407
Saft Groupe SA (France) (S)	1,634	78,180
		134,587

Engineering and construction (6.6%)
Arabtec Holding Co. (United Arab Emirates) (NON)	32,285	24,556
Aveng, Ltd. (South Africa)	6,681	33,416
Fluor Corp.	1,489	63,253
Heerim Architects & Planners (South Korea)	2,539	23,372
McDermott International, Inc. (NON)	1,800	37,692
Shaw Group, Inc. (NON)	1,800	51,354
Vinci SA (France)	1,385	76,931

			310,574

Machinery (12.8%)
Alstom SA (France)		1,410	99,274
China National Materials Co., Ltd. (China)		74,000	54,332
Cummins, Inc.		1,900	85,310
Deere (John) & Co.		1,538	82,298
Gardner Denver, Inc. (NON)		600	22,458
Japan Steel Works, Ltd. (The) (Japan)		3,000	36,587
Kubota Corp. (Japan)		5,000	44,111
NSK, Ltd. (Japan)		8,000	49,525
Parker-Hannifin Corp.		1,250	67,450
Timken Co.		2,500	61,675
			603,020

Manufacturing (4.8%)
Cookson Group PLC (United Kingdom) (NON)		5,046	32,269
Illinois Tool Works, Inc.		1,600	77,824
Indutrade AB (Sweden)		1,500	29,532
ITT Corp.		900	46,548
Roper Industries, Inc.		800	41,632
			227,805

Medical technology (0.7%)
Pall Corp.		1,100	35,013
			35,013

Metals (1.8%)
Vallourec SA (France)		505	84,981
			84,981

Office equipment and supplies (1.3%)
Avery Dennison Corp.		1,600	60,096
			60,096

Railroads (6.0%)
Canadian National Railway Co. (Canada)		1,836	96,074
Kansas City Southern (NON)		2,600	74,438
Union Pacific Corp.		1,814	114,754
			285,266

Tire and rubber (1.1%)
Nokian Renkaat OYJ (Finland)		2,071	52,511
			52,511

Transportation (1.2%)
DP World, Ltd. (United Arab Emirates)		142,445	52,135
Genesis Lease, Ltd. ADR (Ireland)		745	6,079
			58,214

Transportation services (4.1%)
Deutsche Post AG (Germany)		3,662	68,532
FedEx Corp.		1,500	126,675
			195,207

Trucks and parts (1.3%)
Aisin Seiki Co., Ltd. (Japan)		2,500	60,573
			60,573

Total common stocks (cost $3,892,246)			$4,565,420

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
		Principal amount	Value

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036		$45,000	$34,031

Total convertible bonds and notes (cost $26,095)			$34,031

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Cummins, Inc. (Call)	Dec-09/$50.00	$370	$80
General Electric Co. (Call)	Dec-09/18.00	9,488	523
UAL Corp. (Call)	Mar-10/10.00	4,700	3,018

Total purchased options outstanding (cost $7,944)			$3,621

SHORT-TERM INVESTMENTS (5.4%)(a)
		Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with a yield of 0.11% and a due date
of December 1, 2009 (d)		50,736	$50,736
Putnam Money Market Liquidity Fund (e)		$202,322	202,322

Total short-term investments (cost $253,058)			$253,058

TOTAL INVESTMENTS

Total investments (cost $4,179,343)(b)	$4,856,130

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/09 (aggregate face value $860,987) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$55,489	$54,269	12/17/09	$1,220
British Pound	118,376	118,162	12/17/09	214
Canadian Dollar	18,168	17,821	12/17/09	347
Danish Krone	59,874	59,058	12/17/09	816
Euro	39,122	38,609	12/17/09	513
Hong Kong Dollar	12,028	12,027	12/17/09	1
Japanese Yen	302,616	289,030	12/17/09	13,586
Norwegian Krone	53,592	53,371	12/17/09	221
Singapore Dollar	12,572	12,441	12/17/09	131
Swedish Krona	127,229	126,116	12/17/09	1,113
Swiss Franc	82,125	80,083	12/17/09	2,042

Total				$20,204

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $685,165) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$12,411	$12,150	12/17/09	$(261)
British Pound	240,529	240,117	12/17/09	(412)
Canadian Dollar	17,979	17,638	12/17/09	(341)
Euro	275,204	271,519	12/17/09	(3,685)
Hong Kong Dollar	17,100	17,099	12/17/09	(1)
Japanese Yen	7,455	7,125	12/17/09	(330)
Norwegian Krone	14,629	14,556	12/17/09	(73)
Singapore Dollar	81,861	81,228	12/17/09	(633)
Swedish Krona	23,941	23,733	12/17/09	(208)

Total				$(5,944)

WRITTEN OPTIONS OUTSTANDING at 11/30/09 (premiums received $16,441) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

ABB, Ltd. (Put)	CHF	9,050	Jun-10/12.00	$2,119
Cummins, Inc. (Put)		$411	Dec-09/$40.00	109
Deere (John) & Co. (Call)		769	Dec-09/52.00	2,001
Deere (John) & Co. (Call)		769	Dec-09/55.00	820
General Electric Co. (Put)		4,980	Dec-09/14.00	317
UAL Corp. (Put)		3,700	Mar-10/6.00	2,283

Total				$7,649

Key to holding's abbreviations

ADR   American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $4,727,467.

(b) The aggregate identified cost on a tax basis is $4,213,013, resulting in gross unrealized appreciation and depreciation of $715,240 and $72,123, respectively, or net unrealized appreciation of $643,117.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2009, the value of securities loaned amounted to $48,275. The fund received cash collateral of $50,736 which is pooled with collateral of other Putnam funds into 1 issue of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $69 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $507,744 and $498,998, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at November 30, 2009.

At November 30, 2009, liquid assets totaling $455,503 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at November 30, 2009 (as a percentage of Portfolio Value):

United States	49.6%
Japan	11.1
France	8.7
Germany	8.0
United Kingdom	5.0
Hong Kong	2.1
Italy	2.0
Canada	2.0
Ireland	1.8
United Arab Emirates	1.6
Singapore	1.2
China	1.1
Finland	1.1
Spain	1.0
South Africa	0.7
Austria	0.7
Australia	0.7
Sweden	0.6
Netherlands	0.5
South Korea	0.5

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam

Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At November 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of appoximately $19,000 on Purchased options contracts for the period ended November 30, 2009.

The fund had an average contract amount of appoximately $17,000 on Written options contracts for the period ended November 30, 2009.

For the period ended November 30, 2009 the fund did not have any activity on Futures contracts.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on Forward currency contracts at the period ended November 30, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund had a net liability position of $4,072 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$50,446	$131,815	$--

Capital goods	1,469,720	655,195	--

Conglomerates	784,232	191,697	--

Consumer cyclicals	112,497	261,048	--

Health care	35,013	--	--

Technology	--	134,587	--

Transportation	644,178	68,532	--

Utilities and power	26,460	--	--

Total common stocks	3,122,546	1,442,874	--

Convertible bonds and notes	--	34,031	--

Purchased options outstanding	--	3,621	--

Short-term investments	202,322	50,736	--

Totals by level	$3,324,868	$1,531,262	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$6,611	$--

Other financial instruments include written options and forward currency contracts.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$20,204	$5,944

Equity contracts	3,621	7,649

Total	$23,825	$13,593

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Global Technology Fund
The fund's portfolio
11/30/09 (Unaudited)

COMMON STOCKS (93.0%)(a)
	Shares	Value

Cable television (2.5%)
DIRECTV Class A (NON)	6,587	$208,347
		208,347

Commercial and consumer services (2.4%)
Automatic Data Processing, Inc.	2,000	86,900
Nissha Printing Co., Ltd. (Japan)	400	20,821
Visa, Inc. Class A	1,184	95,904
		203,625

Communications equipment (18.5%)
Cisco Systems, Inc. (NON)	18,200	425,880
F5 Networks, Inc. (NON)	500	23,515
Motorola, Inc.	34,800	278,748
Nokia OYJ ADR (Finland)	11,500	152,490
Qualcomm, Inc.	12,037	541,665
Research in Motion, Ltd. (Canada) (NON)	712	41,218
Telefonaktiebolaget LM Ericsson ADR (Sweden)	7,700	74,998
		1,538,514

Computers (23.4%)
Apple, Inc. (NON)	4,079	815,433
EMC Corp. (NON)	12,011	202,145
Fujitsu, Ltd. (Japan)	15,000	89,381
Hewlett-Packard Co.	5,716	280,427
IBM Corp.	3,889	491,375
National Instruments Corp.	1,400	39,942
Polycom, Inc. (NON)	900	19,404
		1,938,107

Consumer finance (0.6%)
Mastercard, Inc. Class A	200	48,172
		48,172

Consumer services (0.6%)
Itron, Inc. (NON)	900	54,711
		54,711

Electronics (7.6%)
Agilent Technologies, Inc. (NON)	2,600	75,192
Altera Corp.	2,600	54,678
Hoya Corp. (Japan)	800	20,450
Ibiden Co., Ltd. (Japan)	900	30,466
Integrated Device Technology, Inc. (NON)	8,800	49,808
Intel Corp.	11,419	219,245
Kyocera Corp. (Japan)	300	23,928
Texas Instruments, Inc.	2,103	53,185
Tyco Electronics, Ltd. (Switzerland)	2,300	53,383
Xilinx, Inc.	2,200	49,808
		630,143

Energy (other) (0.6%)
Trina Solar, Ltd. ADR (China) (NON)	1,000	46,580
		46,580

Office equipment and supplies (0.8%)
Canon, Inc. (Japan)	1,700	65,627
		65,627

Retail (1.2%)
GameStop Corp. Class A (NON)	4,000	97,640
		97,640

Semiconductor (3.0%)
ASML Holding NV (Netherlands)	1,148	35,436
Atmel Corp. (NON)	10,515	41,745
Formfactor, Inc. (NON)	2,915	49,409
KLA-Tencor Corp.	3,169	99,000
Tokyo Electron, Ltd. (Japan)	400	21,887
		247,477

Software (19.3%)
Activision Blizzard, Inc. (NON)	7,100	80,869
Adobe Systems, Inc. (NON)	3,300	115,764
Autonomy Corp. PLC (United Kingdom) (NON)	2,392	56,273
CA, Inc.	4,400	97,240
Capcom Co., Ltd. (Japan)	800	12,910

McAfee, Inc. (NON)	900	34,335
Microsoft Corp.	28,802	847,064
Oracle Corp.	7,184	158,623
SAP AG (Germany)	1,900	90,954
Square Enix Holdings Co., Ltd. (Japan)	1,500	32,709
Symantec Corp. (NON)	2,198	39,015
UBISOFT Entertainment (France) (NON)	2,093	31,929
		1,597,685

Technology services (9.0%)
Accenture PLC Class A	7,074	290,317
Google, Inc. Class A (NON)	681	397,023
Yahoo!, Inc. (NON)	4,209	63,009
		750,349

Telecommunications (2.0%)
American Tower Corp. Class A (NON)	4,000	163,680
		163,680

Toys (1.5%)
Nintendo Co., Ltd. (Japan)	500	122,942
		122,942

Total common stocks (cost $6,316,931)		$7,713,599

SHORT-TERM INVESTMENTS (7.1%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	588,832	$588,832

Total short-term investments (cost $588,832)		$588,832

TOTAL INVESTMENTS

Total investments (cost $6,905,763) (b)		$8,302,431

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/09 (aggregate face value $1,118,048) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$123,630	$123,415	12/17/09	$215
Canadian Dollar	122,729	120,382	12/17/09	2,347
Euro	360,942	356,114	12/17/09	4,828
Hong Kong Dollar	8,182	8,181	12/17/09	1
Japanese Yen	473,892	452,782	12/17/09	21,110
Swedish Krona	57,679	57,174	12/17/09	505

Total				$29,006

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $418,619) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

British Pound	$146,616	$146,342	12/17/09	$(274)
Canadian Dollar	58,289	57,189	12/17/09	(1,100)
Euro	179,272	176,431	12/17/09	(2,841)
Swedish Krona	38,973	38,657	12/17/09	(316)

Total				$(4,531)

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $8,292,319.

(b) The aggregate identified cost on a tax basis is $6,911,388, resulting in gross unrealized appreciation and depreciation of $1,497,318 and $106,275, respectively, or net unrealized appreciation of $1,391,043.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $395 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,067,710 and $848,879, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At November 30, 2009, liquid assets totaling $70 have been segregated to cover certain derivative contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at November 30, 2009 (as a percentage of Portfolio Value):

United States	87.7%
Japan	5.3
Finland	1.8
Germany	1.1
Sweden	0.9
United Kingdom	0.7
Switzerland	0.6
China	0.6
Canada	0.5
Other	0.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At November 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended November 30, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund had a net liability position of $70 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Capital goods	$65,627	$--	$--

Communication services	372,027	--	--

Consumer cyclicals	424,207	--	--

Consumer staples	54,711	--	--

Energy	46,580	--	--

Financial	48,172	--	--

Technology	6,487,683	214,592	--

Total common stocks	7,499,007	214,592	--

Short-term investments	588,832	--	--

Totals by level	$8,087,839	$214,592	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$24,475	$--

Other financial instruments include forward currency contracts.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$29,006	$4,531

Total	$29,006	$4,531

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund
The fund's portfolio
11/30/09 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Broadcasting (0.3%)
Liberty Media Corp. - Entertainment (NON)	220	$10,527
		10,527

Cable television (14.9%)
DIRECTV Class A (NON)	5,900	186,617
Jupiter Telecommunications Co., Ltd. (Japan)	84	78,975
NET Servicos de Comunicacao SA ADR (Brazil)	4,900	70,119
Telenet Group Holding NV (Belgium)	5,914	161,009
Time Warner Cable, Inc.	2,000	83,780
		580,500

Communications equipment (2.2%)
Qualcomm, Inc.	1,900	85,500
		85,500

Regional Bells (16.6%)
AT&T, Inc.	15,038	405,124
Verizon Communications, Inc.	7,718	242,808
		647,932

Software (0.6%)
Shanda Games, Ltd. ADR (China) (NON)	2,465	25,242
		25,242

Telecommunications (49.3%)
America Movil SAB de CV ADR Ser. L (Mexico)	957	46,300
American Tower Corp. Class A (NON)	2,482	101,563
BT Group PLC (United Kingdom)	74,699	172,086
France Telecom SA (France)	7,509	195,184
Hutchison Telecommunications Hong Kong Holdings, Ltd.
(Hong Kong)	796,000	132,499
Indosat Tbk PT (Indonesia)	119,500	61,363
Inmarsat PLC (United Kingdom)	5,765	60,339
KDDI Corp. (Japan)	16	86,622
Koninklijke (Royal) KPN NV (Netherlands)	10,967	194,997
KT Corp. (South Korea)	1,620	53,656
LG Dacom Corp. (South Korea)	3,470	54,480
Mobile Telesystems ADR (Russia)	700	35,056
Sprint Nextel Corp. (NON)	9,478	35,163
Telefonica SA (Spain)	6,939	199,464
Vodafone Group PLC (United Kingdom)	219,131	494,580
		1,923,352

Telephone (15.0%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	2,900	126,072
Portugal Telecom SGPS SA (Portugal)	12,678	153,389
Qatar Telecom Q-Tel QSC (Qatar) (NON)	2,527	102,769
Qwest Communications International, Inc.	14,853	54,213
Swisscom AG (Switzerland)	384	149,441
		585,884

Total common stocks (cost $3,473,387)		$3,858,937

SHORT-TERM INVESTMENTS (2.4%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	93,305	$93,305

Total short-term investments (cost $93,305)		$93,305

TOTAL INVESTMENTS

Total investments (cost $3,566,692) (b)		$3,952,242

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/09 (aggregate face value $843,459) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$55,853	$55,488	12/17/09	$365
British Pound	13,463	13,440	12/17/09	23
Canadian Dollar	132,002	130,352	12/17/09	1,650
Euro	310,578	306,431	12/17/09	4,147
Japanese Yen	129,481	123,882	12/17/09	5,599
New Zealand Dollar	10,768	10,864	12/17/09	(96)
Norwegian Krone	47,632	47,642	12/17/09	(10)
Singapore Dollar	76,659	76,046	12/17/09	613
Swedish Krona	80,004	79,314	12/17/09	690

Total				$12,981

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $504,929) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$159,748	$160,777	12/17/09	$1,029
Canadian Dollar	16,465	16,154	12/17/09	(311)
Euro	4,797	4,798	12/17/09	1
Hong Kong Dollar	133,758	133,744	12/17/09	(14)
Japanese Yen	87,983	84,044	12/17/09	(3,939)
Swiss Franc	108,075	105,412	12/17/09	(2,663)

Total				$(5,897)

Key to holding's abbreviations

ADR   American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $3,901,551.

(b) The aggregate identified cost on a tax basis is $3,566,843, resulting in gross unrealized appreciation and depreciation of $477,303 and $91,904, respectively, or net unrealized appreciation of $385,399.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $76 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $179,214 and $275,790, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At November 30, 2009, liquid assets totaling $4,569 have been segregated to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at November 30, 2009 (as a percentage of Portfolio Value):

United States	32.8%
United Kingdom	18.4
Japan	7.4
Spain	5.0
France	4.9
Netherlands	4.9
Belgium	4.1
Portugal	3.9
Switzerland	3.8
Hong Kong	3.4
South Korea	2.7
Qatar	2.6
Brazil	1.8
Indonesia	1.6
Mexico	1.2
Russia	0.9
China	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At November 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the period ended November 30, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund had a net liability position of $4,502 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Communication services	$1,854,410	$1,883,258	$--

Consumer cyclicals	10,527	--	--

Technology	110,742	--	--

Total common stocks	1,975,679	1,883,258	--

Short-term investments	93,305	--	--

Totals by level	$2,068,984	$1,883,258	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$7,084	$--

Other financial instruments include futures.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$14,531	$(7,447)

Total	$14,531	$(7,447)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Income Strategies Fund

The fund's portfolio
11/30/09 (Unaudited)

CORPORATE BONDS AND NOTES (34.8%)(a)
	Principal amount	Value

Basic materials (3.8%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)	$15,000	$56
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	10,000	10,208
Associated Materials, Inc. company guaranty 9 3/4s,
2012	25,000	25,406
Builders FirstSource, Inc. company guaranty sr. notes
FRN 4.523s, 2012	5,000	4,888
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	58,000	65,851
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	28,000	30,170
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011	5,000	5,413
Glencore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014	100,000	99,185
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	80,000	75,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	5,000	4,800
International Paper Co. sr. unsec. notes 9 3/8s, 2019	6,000	7,425
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012
(In default) (NON)	3,000	2,400
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	5,000	4,775
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	5,000	5,363
Nalco Co. 144A sr. notes 8 1/4s, 2017	3,000	3,128
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.564s, 2013 (PIK)	1,702	472
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015	5,000	4,513
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013	165,000	176,435
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	115,000	111,550
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016	5,000	5,050
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	8,000	9,340
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	9,000	10,170
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	8,000	8,990
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014	10,000	9,200
		679,988

Capital goods (0.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	25,000	24,688
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	5,000	5,245
Allied Waste North America, Inc. sr. unsec. notes
6 3/8s, 2011	5,000	5,265
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	5,000	5,230
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015	5,000	5,088
Titan International, Inc. company guaranty sr. unsec.
notes 8s, 2012	5,000	4,888
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	20,000	22,770
		73,174

Communication services (4.4%)
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	5,000	5,550
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	25,000	26,478
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012	20,000	21,050
CCH I, LLC sec. notes 11s, 2015 (In default) (NON)	10,000	2,063
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)	5,000	6,225
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)	55,000	68,200
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013 (In default) (NON)	5,000	5,506
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	10,000	12,297
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	15,000	16,649
Cox Communications, Inc. unsec. sr. notes 4 5/8s, 2010	100,000	100,387
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	45,000	55,266
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	5,000	4,813
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014	5,000	5,256
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)	35,000	36,225
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	40,000	42,950
iPCS, Inc. company guaranty sr. notes FRN 2.406s, 2013	5,000	4,413
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	35,000	30,888
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017	5,000	4,188
MetroPCS Wireless, Inc. company guaranty sr. unsec.

notes 9 1/4s, 2014	35,000	35,088
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	5,000	4,656
Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014	100,000	99,000
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	5,000	5,730
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	15,000	16,840
Telecom Italia Capital SA company guaranty sr. unsec.
notes 7.175s, 2019 (Italy)	5,000	5,666
Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)	25,000	26,959
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	10,000	11,241
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	5,000	5,565
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	5,000	5,314
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	5,000	5,138
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	7,000	8,329
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	13,000	16,620
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	50,000	55,103
West Corp. company guaranty 9 1/2s, 2014	25,000	24,375
Windstream Corp. company guaranty 8 5/8s, 2016	5,000	5,038
Windstream Corp. company guaranty 8 1/8s, 2013	5,000	5,113
		784,179

Consumer cyclicals (9.0%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	5,000	5,200
Affinion Group, Inc. company guaranty 10 1/8s, 2013	5,000	5,100
AMC Entertainment, Inc. company guaranty 11s, 2016	5,000	5,200
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)	3,139	1,915
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	293	179
Aramark Corp. company guaranty 8 1/2s, 2015	5,000	5,013
Aramark Corp. company guaranty sr. unsec. notes FRN
3.781s, 2015	100,000	89,000
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	5,000	4,500
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	10,000	8,150
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	10,000	9,975
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	5,000	4,625
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	8,000	8,280
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	35,000	37,080
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	40,000	41,100
Echostar DBS Corp. sr. notes 6 3/8s, 2011	35,000	35,788
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018	45,000	48,881
Fleetwood Enterprises, Inc. company guaranty sr. sec.
sub. notes 14s, 2011 (In default) (F)(NON)	97,000	58,200
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	25,000	25,813
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	1,000	1,023
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	5,000	5,375
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014	5,000	4,513
Harrah's Operating Co., Inc. company guaranty sr. sec.
notes Ser. A144, 10s, 2018	52,000	39,520
Hertz Corp. company guaranty 8 7/8s, 2014	110,000	110,550
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	10,000	9,475
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	115,000	116,438
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	6,000	5,220
Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017	30,000	29,700
KB Home company guaranty 6 3/8s, 2011	11,000	11,028
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	20,000	21,100
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	5,000	5,163
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	30,000	31,425
Liberty Media Corp. debs. 8 1/4s, 2030	5,000	4,419
Limited Brands, Inc. sr. unsec. notes 6 1/8s, 2012	40,000	39,600
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	5,000	5,075
Masco Corp. sr. unsec. notes 5.85s, 2017	100,000	93,076
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)	20,000	4,800
Meritage Homes Corp. company guaranty 6 1/4s, 2015	90,000	81,900
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	56,000	55,580
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	5,000	4,975
Michaels Stores, Inc. company guaranty 10s, 2014	25,000	25,500
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	16,056	14,491
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	25,000	28,654
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	30,000	26,250
Pearson Dollar Finance Two PLC 144A company guaranty
sr. notes 6 1/4s, 2018 (United Kingdom)	200,000	214,155

Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	30,000	30,000
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	5,000	1,050
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016
(In default) (NON)	15,000	150
THL Buildco, Inc. (Nortek Holdings, Inc.) company guaranty sr. sec.
notes 10s, 2013 (In default) (NON)	5,000	5,125
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014 (In default) (NON)	15,000	10,725
Time Warner, Inc. debs. 9 1/8s, 2013	15,000	17,613
Travelport LLC company guaranty 9 7/8s, 2014	35,000	35,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	15,000	1,050
United Auto Group, Inc. company guaranty 7 3/4s, 2016	5,000	4,838
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)	3,983	777
Viacom, Inc. company guaranty sr. unsec. notes 6 5/8s,
2011	70,000	73,302
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015	25,000	24,375
		1,587,009

Consumer staples (2.8%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	10,000	12,209
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	10,000	11,713
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	10,000	12,876
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014	5,000	4,600
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,000	4,900
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)	11,518	8,696
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017	5,000	5,050
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	20,000	20,250
CVS Caremark Corp. notes 6.6s, 2019	35,000	39,237
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	20,000	22,091
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,000	4,850
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	5,000	5,463
McDonald's Corp. sr. unsec. notes 5.7s, 2039	40,000	42,482
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	5,000	5,164
Reynolds American, Inc. company guaranty 7 1/4s, 2013	10,000	11,046
Rite Aid Corp. company guaranty 9 1/2s, 2017	15,000	12,338
Rite Aid Corp. sec. notes 7 1/2s, 2017	5,000	4,525
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	15,000	16,838
Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	5,000	5,063
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	120,000	135,600
Universal Corp. notes Ser. MTNC, 5.2s, 2013	100,000	100,337
		485,328

Energy (3.1%)
Amerada Hess Corp. unsub. notes 6.65s, 2011	10,000	10,835
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	6,000	5,340
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	5,000	4,425
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	15,000	13,913
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	35,000	35,350
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	15,000	11,175
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	5,000	5,000
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	15,000	12,975
ConocoPhillips notes 6 1/2s, 2039	20,000	22,728
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	5,000	4,963
Encore Acquisition Co. sr. sub. notes 6s, 2015	15,000	14,963
EOG Resources, Inc. notes 6 7/8s, 2018	15,000	17,987
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	10,000	10,025
Forest Oil Corp. sr. notes 8s, 2011	5,000	5,138
Halliburton Co. sr. unsec. notes 7.45s, 2039	10,000	12,574
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	40,000	40,500
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	5,000	4,669
Husky Energy, Inc. sr. notes 5.9s, 2014 (Canada)	5,000	5,465
Kerr-McGee Corp. sec. notes 6.95s, 2024	10,000	10,873
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	100,000	98,500
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	5,000	4,963
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	5,000	5,618
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	5,000	4,000
Peabody Energy Corp. company guaranty 7 3/8s, 2016	35,000	35,438
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	5,000	5,433
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	10,000	10,375
Plains Exploration & Production Co. company guaranty
7s, 2017	25,000	23,750
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	5,000	5,150
Range Resources Corp. company guaranty sr. unsec. sub.

notes 7 1/2s, 2017		5,000	5,038
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015
(In default) (NON)		5,000	2,925
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013		5,000	4,900
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)		20,000	25,827
Williams Cos., Inc. (The) notes 8 3/4s, 2032		15,000	17,559
Williams Cos., Inc. (The) notes 7 3/4s, 2031		5,000	5,414
Williams Cos., Inc. (The) sr. unsec. notes 8 3/4s, 2020		10,000	11,688
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		5,000	5,509
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037		10,000	11,222
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018		5,000	5,276
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018		5,000	5,644
			543,127

Financials (4.4%)
American Express Co. sr. unsec. notes 8 1/8s, 2019		45,000	54,073
Bank of America Corp. sr. unsec. unsub. notes 6 1/2s,
2016		5,000	5,313
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 0.854s, 2027		20,000	12,828
Barclays Bank PLC 144A sub. notes 10.179s, 2021		32,000	42,693
Bear Stearns Cos., Inc. (The) notes 5.7s, 2014		20,000	22,127
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018		40,000	46,257
Chubb Corp. (The) sr. notes 6 1/2s, 2038		5,000	5,827
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017		30,000	30,141
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012		30,000	31,405
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.423s,
2010		15,000	14,953
CNA Financial Corp. unsec. notes 6 1/2s, 2016		135,000	134,107
CNA Financial Corp. unsec. notes 6s, 2011		5,000	5,103
Duke Realty LP sr. unsec. notes 6 1/4s, 2013		5,000	5,160
Fleet Capital Trust V bank guaranty FRN 1.292s, 2028		20,000	11,277
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.473s, 2016		5,000	4,498
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039		35,000	36,707
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012		3,000	2,858
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		3,000	2,843
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		9,000	8,663
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014		1,000	895
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		6,000	5,678
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.561s, 2014		1,000	775
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		10,000	11,807
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		5,000	4,925
HRPT Properties Trust bonds 5 3/4s, 2014 (R)		100,000	100,091
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		15,000	13,650
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		5,000	4,694
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058		25,000	26,513
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039		10,000	12,253
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.482s,
2011		5,000	4,910
MetLife, Inc. sr. unsec. 6 3/4s, 2016		10,000	11,487
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018		10,000	11,394
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		20,000	20,582
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)		11,000	12,061
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010		10,000	9,953
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		10,000	10,519
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		15,000	16,247
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.511s,
2012		20,000	19,581
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049		10,000	10,450
			785,298

Government (0.2%)
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	24,000	37,547
			37,547

Health care (1.9%)
Aetna, Inc. sr. unsec 6 1/2s, 2018		$10,000	11,031
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		35,000	37,013
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		5,000	5,100
DaVita, Inc. company guaranty 6 5/8s, 2013		5,000	4,963
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037		5,000	5,534
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019		3,000	3,528
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014		7,000	7,789
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018		20,000	22,285

HCA, Inc. sr. sec. notes 9 1/4s, 2016	25,000	26,438
HCA, Inc. sr. sec. notes 9 1/8s, 2014	5,000	5,225
HCA, Inc. sr. unsec. notes 6 1/4s, 2013	2,000	1,925
Healthsouth Corp. company guaranty 10 3/4s, 2016	5,000	5,450
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	30,000	30,525
Merck & Co., Inc. sr. unsec. unsub. notes 5.85s, 2039	3,000	3,316
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	5,000	4,800
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	5,000	4,850
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	15,000	19,080
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	5,000	5,747
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	5,000	4,825
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	10,000	12,507
Select Medical Corp. company guaranty 7 5/8s, 2015	5,000	4,788
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	25,000	24,000
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	5,000	4,863
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	5,000	5,025
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	5,000	4,350
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	5,240	4,559
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	5,000	5,288
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	10,000	9,395
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.428s, 2012 (PIK)	5,000	4,500
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	35,000	36,050
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	5,000	4,750
WellPoint, Inc. notes 7s, 2019	10,000	11,514
		341,013

Technology (1.0%)
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	5,000	4,775
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	5,000	5,075
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013	30,000	31,681
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	10,000	8,100
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	25,000	21,250
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	10,000	10,050
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	15,000	15,690
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	4,000	4,100
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	45,000	45,675
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	20,000	22,450
		168,846

Transportation (0.3%)
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	5,000	5,504
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	5,000	4,838
Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012	25,000	26,396
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	10,000	11,268
		48,006

Utilities and power (3.5%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	5,000	4,988
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	7,000	7,140
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	7,000	7,914
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	10,000	12,614
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	100,000	103,151
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	10,000	10,925
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	15,000	16,548
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	10,000	11,034
Dynegy Holdings, Inc. sr. unsec. 7 1/2s, 2015	100,000	92,000
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	5,000	4,588
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,000	4,713
Edison Mission Energy sr. unsec. notes 7.2s, 2019	10,000	7,250
El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	5,000	4,628
El Paso Natural Gas Co. sr. unsec. unsub. bonds Ser.
*, 8 3/8s, 2032	10,000	12,066
Electricite de France 144A notes 6.95s, 2039 (France)	25,000	30,359
Energy Future Holdings Corp. sr. notes 9 3/4s, 2019	35,000	33,950
Energy Future Intermediate Holdings Co., LLC sr. notes
Ser. *, 9 3/4s, 2019	42,000	40,215
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	5,000	5,412
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	5,000	4,988
Mirant North America, LLC company guaranty 7 3/8s, 2013	25,000	24,625
Nevada Power Co. notes 6 1/2s, 2018	25,000	27,495
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	5,000	6,048

NRG Energy, Inc. company guaranty 7 3/8s, 2017	5,000	4,988
NRG Energy, Inc. sr. notes 7 3/8s, 2016	35,000	34,825
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	5,000	6,311
PSEG Power, LLC 144A company guaranty sr. unsec. notes
5.32s, 2016	4,000	4,216
Public Service Co. of Colorado 1st mtge. sec. bond
5.8s, 2018	5,000	5,629
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	5,000	5,399
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	15,000	16,468
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	10,000	10,913
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	15,000	15,775
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	20,000	24,601
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	5,000	5,712
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018	15,000	18,837
		626,325

Total corporate bonds and notes (cost $5,978,039)		$6,159,840

COMMON STOCKS (28.0%)(a)
	Shares	Value

Banking (1.0%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	382	$7,233
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	188	2,624
Bank of Hawaii Corp.	57	2,605
Bank of New York Mellon Corp. (The)	149	3,969
Bank of the Ozarks, Inc.	94	2,499
Commerzbank AG (Germany)	134	1,259
Commonwealth Bank of Australia (Australia)	154	7,433
Credit Agricole SA (France)	214	4,469
DBS Group Holdings, Ltd. (Singapore)	500	5,174
DnB NOR ASA (Norway) (NON)	977	10,978
DnB NOR ASA (Rights) (Norway) (NON)	217	611
First Bancorp	78	1,015
First Defiance Financial Corp.	94	1,021
Flushing Financial Corp.	183	1,997
Hudson City Bancorp, Inc.	571	7,589
International Bancshares Corp.	137	2,297
JPMorgan Chase & Co.	986	41,895
KBC Groupe SA (Belgium) (NON)	52	2,355
Lloyds Banking Group PLC (United Kingdom)	1,077	994
Lloyds Banking Group PLC NPR (United Kingdom)	1,443	421
Nordea AB (Sweden)	997	10,373
Northern Trust Corp.	45	2,228
Oriental Financial Group (Puerto Rico)	179	1,736
Smithtown Bancorp, Inc.	84	537
Societe Generale (France)	60	4,256
State Street Corp.	204	8,425
Suffolk Bancorp	87	2,343
U.S. Bancorp	467	11,269
Wells Fargo & Co.	760	21,310
Wilshire Bancorp, Inc.	134	939
		171,854

Basic materials (1.2%)
AK Steel Holding Corp.	245	4,900
Amcor, Ltd. (Australia)	1,611	8,703
Ampco-Pittsburgh Corp.	91	2,661
Andersons, Inc. (The)	97	2,535
ArcelorMittal (Luxembourg)	329	12,876
Archer Daniels Midland Co.	389	11,985
Ashland, Inc.	269	9,665
Aurizon Mines, Ltd. (Canada) (NON)	564	2,792
Balfour Beatty PLC (United Kingdom)	968	4,068
BHP Billiton, Ltd. (Australia)	746	28,163
Bway Holding Co. (NON)	66	1,051
Celanese Corp. Ser. A	246	7,321
Century Aluminum Co. (NON)	174	1,697
CF Industries Holdings, Inc.	120	10,243
Chicago Bridge & Iron Co., NV (Netherlands)	226	3,975
Cliffs Natural Resources, Inc.	80	3,525
Coeur d'Alene Mines Corp. (NON)	66	1,505
Dow Chemical Co. (The)	137	3,806
Eastman Chemical Co.	73	4,389
Fletcher Building, Ltd. (New Zealand)	1,880	10,524
Hawkins, Inc.	92	2,009
Hochtief AG (Germany)	20	1,579
Horsehead Holding Corp. (NON)	300	3,366
Innophos Holdings, Inc.	170	4,211
KapStone Paper and Packaging Corp. (NON)	280	1,985
Kobe Steel, Ltd. (Japan)	1,000	1,704
Koppers Holdings, Inc.	125	3,531
Lubrizol Corp. (The)	109	7,905
MeadWestvaco Corp.	141	3,859
Mitsubishi Chemical Holdings Corp. (Japan)	500	1,820
Monsanto Co.	79	6,379
Mosaic Co. (The)	47	2,559
Nucor Corp.	77	3,266
OM Group, Inc. (NON)	96	2,940
OZ Minerals, Ltd. (Australia) (NON)	881	982
Plum Creek Timber Company, Inc. (R)	61	2,104

Rayonier, Inc.	79	3,139
Rock-Tenn Co. Class A	38	1,716
Schnitzer Steel Industries, Inc. Class A	76	3,391
Sealed Air Corp.	220	4,904
Silver Wheaton Corp. (Canada) (NON)	149	2,394
Terra Industries, Inc.	46	1,775
Thompson Creek Metals Co., Inc. (Canada) (NON)	267	3,199
USEC, Inc. (NON)	204	747
W.R. Grace & Co. (NON)	418	9,555
		217,403

Capital goods (1.3%)
AEP Industries, Inc. (NON)	33	1,247
Alstom SA (France)	32	2,253
Altra Holdings, Inc. (NON)	211	2,374
Andritz AG (Austria)	44	2,662
ATC Technology Corp. (NON)	122	2,686
AZZ, Inc. (NON)	45	1,523
BAE Systems PLC (United Kingdom)	510	2,754
Bekaert SA (Belgium)	59	8,784
Chart Industries, Inc. (NON)	244	4,050
Crown Holdings, Inc. (NON)	186	4,682
Cummins, Inc.	52	2,335
Deere (John) & Co.	46	2,461
Dover Corp.	127	5,192
EMCOR Group, Inc. (NON)	176	4,189
Emerson Electric Co.	227	9,400
EnPro Industries, Inc. (NON)	44	1,009
Flowserve Corp.	75	7,460
Fluor Corp.	99	4,206
Foster Wheeler AG (NON)	255	7,609
Fuel Systems Solutions, Inc. (NON)	86	4,149
Fushi Copperweld, Inc. (China) (NON)	294	2,373
Gardner Denver, Inc.	87	3,256
General Cable Corp. (NON)	130	3,817
GP Strategies Corp. (NON)	228	1,386
GrafTech International, Ltd. (NON)	113	1,662
Harbin Electric, Inc. (China) (NON)	167	3,343
Haynes International, Inc. (NON)	35	938
John Bean Technologies Corp.	109	1,872
Joy Global, Inc.	34	1,820
L-3 Communications Holdings, Inc.	135	10,580
Lockheed Martin Corp.	231	17,840
LSB Industries, Inc. (NON)	191	2,334
Mitsubishi Electric Corp. (Japan)	2,000	14,143
Northrop Grumman Corp.	212	11,618
Owens-Illinois, Inc. (NON)	235	7,348
Pactiv Corp. (NON)	187	4,553
Powell Industries, Inc. (NON)	81	2,843
Prysmian SpA (Italy)	400	6,723
Raytheon Co.	320	16,490
Silgan Holdings, Inc.	32	1,714
Smith (A.O.) Corp.	81	3,396
Thomas & Betts Corp. (NON)	81	2,957
Timken Co.	101	2,492
Tomkins PLC (United Kingdom)	1,471	4,176
United Technologies Corp.	248	16,676
VSE Corp.	53	2,409
WESCO International, Inc. (NON)	109	2,845
		232,629

Communication services (1.1%)
AboveNet, Inc. (NON)	83	4,258
ADTRAN, Inc.	134	2,831
AT&T, Inc.	1,458	39,279
Atlantic Tele-Network, Inc.	46	2,156
Belgacom SA (Belgium)	283	10,731
BT Group PLC (United Kingdom)	1,883	4,338
Cincinnati Bell, Inc. (NON)	778	2,318
Comcast Corp. Class A	680	9,976
DIRECTV Class A (NON)	243	7,686
DISH Network Corp. Class A (NON)	430	8,905
Earthlink, Inc.	283	2,329
EchoStar Corp. Class A (NON)	331	6,431
France Telecom SA (France)	179	4,653
InterDigital, Inc. (NON)	41	975
KDDI Corp. (Japan)	2	10,828
Koninklijke (Royal) KPN NV (Netherlands)	656	11,664
Liberty Global, Inc. Class A (NON)	413	7,967
NeuStar, Inc. Class A (NON)	214	5,008
NII Holdings, Inc. (NON)	223	6,645
Qwest Communications International, Inc.	1,657	6,048
Sprint Nextel Corp. (NON)	1,902	7,056
Telecom Corp. of New Zealand, Ltd. (New Zealand)	3,453	6,065
Telecom Italia SpA RNC (Italy)	3,900	4,421
Time Warner Cable, Inc.	138	5,781
USA Mobility, Inc. (NON)	246	2,455
Verizon Communications, Inc.	345	10,854
Windstream Corp.	404	4,008
		195,666

Conglomerates (0.4%)
3M Co.	166	12,855
General Electric Co.	2,811	45,032
Siemens AG (Germany)	82	8,040
SPX Corp.	101	5,382

		71,309

Consumer cyclicals (2.2%)
Adecco SA (Switzerland)	36	1,799
Advance Auto Parts, Inc.	109	4,284
Aeropostale, Inc. (NON)	41	1,292
Alliance Data Systems Corp. (NON)	55	3,354
American Media, Inc. 144A (F)	54	--
APAC Customer Services, Inc. (NON)	394	2,061
Autonation, Inc. (NON)	165	2,912
AutoZone, Inc. (NON)	23	3,401
Bally Technologies, Inc. (NON)	48	1,993
Best Buy Co., Inc.	122	5,225
Big Lots, Inc. (NON)	143	3,298
Buckle, Inc. (The)	142	3,882
Carter's, Inc. (NON)	43	935
Cash America International, Inc.	59	1,897
Cinemark Holdings, Inc.	136	1,720
Coach, Inc.	171	5,942
Davis Service Group PLC (United Kingdom)	1,190	7,892
De La Rue PLC (United Kingdom)	271	4,244
Deckers Outdoor Corp. (NON)	62	5,743
Deluxe Corp.	147	1,896
Dollar Thrifty Automotive Group (NON)	115	2,123
Dollar Tree, Inc. (NON)	79	3,869
Dress Barn, Inc. (NON)	176	3,779
Electrolux AB Class B (Sweden) (NON)	515	12,664
Emergency Medical Services Corp. Class A (NON)	39	1,882
Equifax, Inc.	111	3,180
EZCORP, Inc. Class A (NON)	371	5,480
Fleetwood Enterprises, Inc. (NON)	5,575	20
Ford Motor Co. (NON)	2,157	19,176
Fuqi International, Inc. (China) (NON)	115	2,521
Gannett Co., Inc.	397	3,926
Gap, Inc. (The)	535	11,460
Geberit International AG (Switzerland)	14	2,412
Goodyear Tire & Rubber Co. (The) (NON)	236	3,236
Gymboree Corp. (The) (NON)	49	1,956
Hasbro, Inc.	234	6,938
Hertz Global Holdings, Inc. (NON)	267	2,617
Hillenbrand, Inc.	57	1,043
Home Depot, Inc. (The)	278	7,606
Jos. A. Bank Clothiers, Inc. (NON)	46	1,877
Kenneth Cole Productions, Inc. Class A	72	670
Kesa Electricals PLC (United Kingdom)	1,321	3,311
Lender Processing Services, Inc.	72	3,008
Limited Brands, Inc.	376	6,238
LodgeNet Entertainment Corp. (NON)	201	902
Lowe's Cos., Inc.	218	4,755
Macy's, Inc.	429	6,997
Maidenform Brands, Inc. (NON)	103	1,492
Marks & Spencer Group PLC (United Kingdom)	456	2,901
Mediaset SpA (Italy)	997	7,590
Navistar International Corp. (NON)	168	5,546
Next PLC (United Kingdom)	212	6,885
OfficeMax, Inc. (NON)	193	2,042
Oshkosh Corp.	109	4,331
Owens Corning, Inc. (NON)	232	5,482
Perry Ellis International, Inc. (NON)	118	1,650
Phillips-Van Heusen Corp.	145	5,800
QC Holdings, Inc.	168	907
R. R. Donnelley & Sons Co.	174	3,581
Rent-A-Center, Inc. (NON)	68	1,203
Ross Stores, Inc.	170	7,477
Sotheby's Holdings, Inc. Class A	200	3,794
Steiner Leisure, Ltd. (Bahamas) (NON)	55	2,175
Steven Madden, Ltd. (NON)	80	2,854
Swire Pacific, Ltd. (Hong Kong)	1,000	11,478
Target Corp.	233	10,848
Tempur-Pedic International, Inc. (NON)	51	1,099
Time Warner, Inc.	549	16,865
Toro Co. (The)	113	4,502
Toyota Motor Corp. (Japan)	100	3,988
Tractor Supply Co. (NON)	22	1,027
True Religion Apparel, Inc. (NON)	57	1,051
TRW Automotive Holdings Corp. (NON)	145	3,155
URS Corp. (NON)	48	1,994
Valeo SA (France) (NON)	293	8,415
Vertis Holdings, Inc. (F)(NON)	179	--
Visa, Inc. Class A	135	10,935
Volkswagen AG (preference) (Germany)	86	7,297
Wal-Mart Stores, Inc.	601	32,785
Walt Disney Co. (The)	293	8,854
Warnaco Group, Inc. (The) (NON)	77	3,135
Whirlpool Corp.	65	4,820
William Hill PLC (United Kingdom)	159	467
World Fuel Services Corp.	38	2,021
Wright Express Corp. (NON)	41	1,196
Wyndham Worldwide Corp.	211	3,918
		392,976

Consumer finance (--%)
Dollar Financial Corp. (NON)	76	1,856
Nelnet, Inc. Class A	146	2,536
World Acceptance Corp. (NON)	115	3,373
		7,765

Consumer staples (2.0%)
AFC Enterprises (NON)	500	3,915
Altria Group, Inc.	778	14,634
Anheuser-Busch InBev NV (Belgium)	227	11,368
Autogrill SpA (Italy) (NON)	273	3,390
Bare Escentuals, Inc. (NON)	192	2,456
Beacon Roofing Supply, Inc. (NON)	128	1,967
BJ's Wholesale Club, Inc. (NON)	179	6,213
Bridgepoint Education, Inc. (NON)	104	1,661
Brink's Co. (The)	73	1,641
Brinker International, Inc.	152	2,098
British American Tobacco (BAT) PLC (United Kingdom)	206	6,261
Carrols Restaurant Group, Inc. (NON)	242	1,602
CEC Entertainment, Inc. (NON)	114	3,324
Clorox Co.	42	2,531
Coca-Cola Enterprises, Inc.	351	6,897
Colgate-Palmolive Co.	111	9,345
Constellation Brands, Inc. Class A (NON)	282	4,825
Core-Mark Holding Co., Inc. (NON)	49	1,474
CVS Caremark Corp.	222	6,884
Dean Foods Co. (NON)	298	4,738
Del Monte Foods Co.	234	2,455
Domino's Pizza, Inc. (NON)	432	3,400
Estee Lauder Cos., Inc. (The) Class A	99	4,636
General Mills, Inc.	217	14,756
Heineken NV (Netherlands)	152	7,147
Herbalife, Ltd. (Cayman Islands)	222	9,311
Hormel Foods Corp.	65	2,439
Jeronimo Martins, SGPS, SA (Portugal)	2,645	26,085
Kellogg Co.	69	3,628
Kimberly-Clark Corp.	256	16,888
Kraft Foods, Inc. Class A	594	15,789
Kroger Co.	493	11,211
Liberty Media Holding Corp. - Interactive Class A (NON)	211	2,245
Lincoln Educational Services Corp. (NON)	192	4,247
McDonald's Corp.	241	15,243
MWI Veterinary Supply, Inc. (NON)	50	1,855
Nash Finch Co.	60	1,969
National Presto Industries, Inc.	37	3,447
Newell Rubbermaid, Inc.	256	3,715
Nichirei Corp. (Japan)	2,000	7,489
PepsiCo, Inc.	307	19,102
Philip Morris International, Inc.	460	22,121
Prestige Brands Holdings, Inc. (NON)	288	2,007
Procter & Gamble Co. (The)	427	26,623
Reynolds American, Inc.	47	2,348
Safeway, Inc.	250	5,625
Sally Beauty Holdings, Inc. (NON)	180	1,256
Sara Lee Corp.	542	6,580
School Specialty, Inc. (NON)	72	1,642
Spartan Stores, Inc.	117	1,618
Travis Perkins PLC (United Kingdom) (NON)	100	1,252
Universal Corp.	38	1,631
USANA Health Sciences, Inc. (NON)	59	1,893
Yum! Brands, Inc.	128	4,515
		353,392

Energy (2.2%)
Alpha Natural Resources, Inc. (NON)	259	9,583
Apache Corp.	162	15,435
Basic Energy Services, Inc. (NON)	94	647
Bolt Technology Corp. (NON)	105	1,150
Boots & Coots International Control, Inc. (NON)	1,415	2,023
Cameron International Corp. (NON)	156	5,897
Chevron Corp.	625	48,775
Complete Production Services, Inc. (NON)	128	1,330
ConocoPhillips	449	23,245
Contango Oil & Gas Co. (NON)	23	1,021
CVR Energy, Inc. (NON)	131	960
Devon Energy Corp.	33	2,223
Dresser-Rand Group, Inc. (NON)	69	1,938
ENI SpA (Italy)	94	2,328
ENSCO International, Inc.	167	7,348
Exxon Mobil Corp.	971	72,893
Geokinetics, Inc. (NON)	147	1,508
GulfMark Offshore, Inc. (NON)	41	1,118
Halliburton Co.	250	7,340
Hess Corp.	210	12,172
Hornbeck Offshore Services, Inc. (NON)	146	3,330
International Coal Group, Inc. (NON)	424	1,768
ION Geophysical Corp. (NON)	768	4,178
Marathon Oil Corp.	472	15,397
Murphy Oil Corp.	128	7,218
National-Oilwell Varco, Inc. (NON)	202	8,690
Noble Corp. (Switzerland)	207	8,551
Occidental Petroleum Corp.	240	19,390
Oil States International, Inc. (NON)	46	1,650
Petroleum Development Corp. (NON)	171	3,073
Rosetta Resources, Inc. (NON)	155	2,441
Rowan Cos., Inc. (NON)	201	4,963
Royal Dutch Shell PLC Class A (United Kingdom)	684	20,246
Royal Dutch Shell PLC Class B (United Kingdom)	605	17,362
Santos, Ltd. (Australia)	165	2,220
Schlumberger, Ltd.	121	7,731
StatoilHydro ASA (Norway)	648	15,953
Sunoco, Inc.	190	4,788
Superior Well Services, Inc. (NON)	206	2,672

Swift Energy Co. (NON)	66	1,417
T-3 Energy Services, Inc. (NON)	101	2,521
Tidewater, Inc.	64	2,877
Unit Corp. (NON)	46	1,730
Vaalco Energy, Inc. (NON)	244	1,022
Walter Industries, Inc.	92	6,311
Williams Cos., Inc. (The)	363	7,220
		393,653

Financial (0.1%)
Intercontinental Exchange, Inc. (NON)	42	4,485
Moody's Corp.	167	3,879
		8,364

Financials (0.6%)
American Express Co.	90	3,765
Bank of America Corp.	1,152	18,259
Chubb Corp. (The)	259	12,986
Citigroup, Inc.	1,839	7,558
Goldman Sachs Group, Inc. (The)	164	27,824
HRPT Properties Trust (R)	3,486	21,404
MetLife, Inc.	135	4,616
Prudential Financial, Inc.	168	8,375
		104,787

Health care (2.4%)
Abbott Laboratories	339	18,472
Aetna, Inc.	207	6,026
AGA Medical Holdings, Inc. (NON)	52	649
Alliance Imaging, Inc. (NON)	360	2,131
Amedisys, Inc. (NON)	86	3,185
American Medical Systems Holdings, Inc. (NON)	120	2,108
American Oriental Bioengineering, Inc. (China) (NON)	550	2,206
AmerisourceBergen Corp.	243	6,000
Amgen, Inc. (NON)	407	22,934
AmSurg Corp. (NON)	60	1,243
AstraZeneca PLC (United Kingdom)	398	17,764
athenahealth, Inc. (NON)	98	4,106
Auxilium Pharmaceuticals, Inc. (NON)	35	1,220
Baxter International, Inc.	136	7,419
Biogen Idec, Inc. (NON)	195	9,153
Biovail Corp. (Canada)	150	2,165
Centene Corp. (NON)	102	1,920
Cephalon, Inc. (NON)	98	5,385
China-Biotics, Inc. (China) (NON)	65	919
Community Health Systems, Inc. (NON)	160	4,882
Continucare Corp. (NON)	354	1,101
Cubist Pharmaceuticals, Inc. (NON)	109	1,818
Eli Lilly & Co.	508	18,659
Endo Pharmaceuticals Holdings, Inc. (NON)	156	3,437
Enzon Pharmaceuticals, Inc. (NON)	171	1,660
Express Scripts, Inc. (NON)	97	8,323
Facet Biotech Corp. (NON)	77	1,264
Forest Laboratories, Inc. (NON)	210	6,439
Gentiva Health Services, Inc. (NON)	86	2,034
Genzyme Corp. (NON)	140	7,098
Gilead Sciences, Inc. (NON)	280	12,894
Harvard Bioscience, Inc. (NON)	281	1,003
Health Management Associates, Inc. Class A (NON)	1,103	6,761
HealthSpring, Inc. (NON)	160	2,650
Hospira, Inc. (NON)	126	5,916
Humana, Inc. (NON)	139	5,770
Illumina, Inc. (NON)	89	2,574
Immucor, Inc. (NON)	124	2,288
Invacare Corp.	109	2,714
Inverness Medical Innovations, Inc. (NON)	50	2,103
Johnson & Johnson	422	26,518
Kinetic Concepts, Inc. (NON)	242	8,158
LHC Group, Inc. (NON)	72	2,215
Lincare Holdings, Inc. (NON)	276	9,804
McKesson Corp.	229	14,203
Medco Health Solutions, Inc. (NON)	188	11,874
Medicis Pharmaceutical Corp. Class A	200	4,718
Medivation, Inc. (NON)	73	2,241
Medtronic, Inc.	68	2,886
Merck & Co., Inc.	202	7,314
Mylan, Inc. (NON)	606	10,829
Natus Medical, Inc. (NON)	102	1,359
NuVasive, Inc. (NON)	46	1,493
Obagi Medical Products, Inc. (NON)	178	2,004
OSI Pharmaceuticals, Inc. (NON)	36	1,199
Par Pharmaceutical Cos., Inc. (NON)	239	5,669
PDL BioPharma, Inc.	217	1,411
Perrigo Co.	46	1,846
Pfizer, Inc.	1,902	34,559
Quality Systems, Inc.	58	3,450
Questcor Pharmaceuticals, Inc. (NON)	282	1,213
Salix Pharmaceuticals, Ltd. (NON)	42	958
Santarus, Inc. (NON)	650	2,594
Steris Corp.	141	4,556
Takeda Pharmaceutical Co., Ltd. (Japan)	300	12,520
Techne Corp.	20	1,358
United Therapeutics Corp. (NON)	38	1,732
UnitedHealth Group, Inc.	402	11,525
Valeant Pharmaceuticals International (NON)	64	2,092
WellCare Health Plans, Inc. (NON)	64	2,111

WellPoint, Inc. (NON)	92	4,971
Young Innovations, Inc.	86	2,085
		417,858

Insurance (0.5%)
Aflac, Inc.	199	9,160
Allianz SE (Germany)	76	9,368
Allied World Assurance Company Holdings, Ltd. (Bermuda)	51	2,437
American Equity Investment Life Holding Co.	374	2,738
American Financial Group, Inc.	231	5,604
American Safety Insurance Holdings, Ltd. (Bermuda)
(NON)	90	1,353
Amerisafe, Inc. (NON)	186	3,142
AON Corp.	65	2,517
Argo Group International Holdings, Ltd. (Bermuda) (NON)	48	1,400
Aspen Insurance Holdings, Ltd. (Bermuda)	81	2,099
Assured Guaranty, Ltd. (Bermuda)	112	2,540
CNA Surety Corp. (NON)	97	1,305
Compagnia Assicuratrice Unipol SpA (Preference)
(Italy) (NON)	3,664	3,252
Conseco, Inc. (NON)	726	3,478
First Mercury Financial Corp.	85	1,102
ING Groep NV (Netherlands) (NON)	370	3,485
ING Groep NV (Rights) (Netherlands)	370	971
Loews Corp.	87	3,082
Maiden Holdings, Ltd. (Bermuda)	269	2,028
Platinum Underwriters Holdings, Ltd. (Bermuda)	47	1,659
Principal Financial Group	191	4,849
SeaBright Insurance Holdings, Inc. (NON)	403	4,433
Travelers Cos., Inc. (The)	158	8,278
Universal Insurance Holdings, Inc.	243	1,329
Validus Holdings, Ltd. (Bermuda)	56	1,484
Zurich Financial Services AG (Switzerland)	9	1,949
		85,042

Investment banking/Brokerage (0.5%)
BlackRock, Inc.	27	6,131
Calamos Asset Management, Inc. Class A	103	1,083
Charles Schwab Corp. (The)	229	4,198
Credit Suisse Group (Switzerland)	215	11,221
Deutsche Bank AG (Germany)	83	6,008
E*Trade Financial Corp. (NON)	2,468	4,048
Evercore Partners, Inc. Class A	128	3,969
Federated Investors, Inc.	98	2,526
Franklin Resources, Inc.	36	3,889
Invesco, Ltd.	130	2,893
Investment Technology Group, Inc. (NON)	233	4,252
Jefferies Group, Inc. (NON)	108	2,533
Legg Mason, Inc.	358	10,128
Man Group PLC (United Kingdom)	760	4,001
Morgan Stanley	336	10,611
NGP Capital Resources Co.	161	1,238
Piper Jaffray Cos. (NON)	56	2,428
SWS Group, Inc.	287	3,570
T. Rowe Price Group, Inc.	112	5,480
TradeStation Group, Inc. (NON)	214	1,575
Waddell & Reed Financial, Inc. Class A	107	3,117
		94,899

Real estate (8.1%)
Agree Realty Corp. (R)	85	2,094
Alexandria Real Estate Equities, Inc. (R)	277	15,614
AMB Property Corp. (R)	783	18,440
American Campus Communities, Inc. (R)	146	3,935
American Capital Agency Corp. (R)	63	1,668
Annaly Capital Management, Inc. (R)	434	7,990
Anworth Mortgage Asset Corp. (R)	217	1,562
Apartment Investment & Management Co. Class A (R)	1,073	14,496
Ashford Hospitality Trust, Inc. (NON)(R)	511	2,131
AvalonBay Communities, Inc. (R)	431	31,135
BioMed Realty Trust, Inc. (R)	1,330	18,208
Boston Properties, Inc. (R)	732	49,029
Brandywine Realty Trust (R)	1,413	13,876
BRE Properties (R)	612	19,174
Camden Property Trust (R)	567	21,971
CB Richard Ellis Group, Inc. Class A (NON)	393	4,492
CBL & Associates Properties (R)	2,055	19,029
Corporate Office Properties Trust (R)	414	14,155
Dexus Property Group (Australia)	8,490	6,286
Developers Diversified Realty Corp. (R)	1,522	15,403
DiamondRock Hospitality Co. (NON)(R)	1,659	13,338
Digital Realty Trust, Inc. (R)	347	16,885
Duke Realty Investments, Inc. (R)	1,168	13,093
Entertainment Properties Trust (R)	600	18,954
Equity Lifestyle Properties, Inc. (R)	340	16,323
Equity Residential Properties Trust (R)	1,573	50,666
Essex Property Trust, Inc. (R)	200	15,950
Federal Realty Investment Trust (R)	278	17,881
Glimcher Realty Trust (R)	848	2,493
HCP, Inc. (R)	1,856	58,093
Health Care REIT, Inc. (R)	586	26,106
Highwoods Properties, Inc. (R)	509	15,580
Home Properties of NY, Inc. (R)	404	18,152
Hospitality Properties Trust (R)	1,199	23,273
Host Marriott Corp. (R)	3,121	32,833
Kimco Realty Corp. (R)	1,746	21,511

LaSalle Hotel Properties (R)	853	15,891
Lexington Corporate Properties Trust (R)	218	1,059
Liberty Property Trust (R)	928	27,506
LTC Properties, Inc. (R)	115	2,957
Macerich Co. (The) (R)	591	17,588
Mack-Cali Realty Corp. (R)	627	19,243
Medical Properties Trust, Inc. (R)	1,706	16,514
Mid-America Apartment Communities, Inc. (R)	308	14,325
National Health Investors, Inc. (R)	601	19,827
National Retail Properties, Inc. (R)	660	13,226
Nationwide Health Properties, Inc. (R)	568	19,318
NorthStar Realty Finance Corp. (R)	258	875
Omega Healthcare Investors, Inc. (R)	968	17,511
ProLogis Trust (R)	3,743	48,958
PS Business Parks, Inc. (R)	322	15,308
Public Storage, Inc. (R)	925	73,612
Ramco-Gershenson Properties (R)	1,435	13,059
Realty Income Corp. (R)	1,055	26,681
Regency Centers Corp. (R)	429	14,359
Saul Centers, Inc. (R)	523	16,140
Senior Housing Properties Trust (R)	807	16,761
Simon Property Group, Inc. (R)	1,853	134,639
SL Green Realty Corp. (R)	468	20,789
Sovran Self Storage, Inc. (R)	516	16,677
Tanger Factory Outlet Centers (R)	388	15,229
UDR, Inc. (R)	1,003	15,015
Universal Health Realty Income Trust (R)	28	859
Urstadt Biddle Properties, Inc. Class A (R)	86	1,180
Ventas, Inc. (R)	1,242	53,319
Vornado Realty Trust (R)	1,068	69,911
Washington Real Estate Investment Trust (R)	691	18,035
Weingarten Realty Investors (R)	1,149	22,302
Wharf (Holdings), Ltd. (Hong Kong)	2,000	10,787
		1,431,279

Technology (3.3%)
Acme Packet, Inc. (NON)	150	1,539
Actuate Corp. (NON)	268	1,080
Acxiom Corp. (NON)	166	1,916
ADC Telecommunications, Inc. (NON)	475	2,912
Advanced Battery Technologies, Inc. (NON)	296	1,027
Agilent Technologies, Inc. (NON)	241	6,970
Amkor Technologies, Inc. (NON)	294	1,632
ANSYS, Inc. (NON)	41	1,597
Apple, Inc. (NON)	229	45,779
ARRIS Group, Inc. (NON)	442	4,416
Atmel Corp. (NON)	378	1,501
Avnet, Inc. (NON)	174	4,742
Black Box Corp.	77	2,171
Blackboard, Inc. (NON)	41	1,711
BMC Software, Inc. (NON)	213	8,249
Brocade Communications Systems, Inc. (NON)	318	2,255
Cavium Networks, Inc. (NON)	72	1,452
Checkpoint Systems, Inc. (NON)	127	1,801
Cisco Systems, Inc. (NON)	937	21,926
CSG Systems International, Inc. (NON)	282	5,460
Dell, Inc. (NON)	200	2,824
EMC Corp. (NON)	933	15,702
Emulex Corp. (NON)	314	3,058
EnerSys (NON)	55	1,252
F5 Networks, Inc. (NON)	214	10,064
Fair Isaac Corp.	95	1,734
Fidelity National Information Services, Inc.	205	4,633
Formfactor, Inc. (NON)	44	746
Fuji Photo Film Cos., Ltd. (Japan)	300	8,190
Global Defense Technology & Systems, Inc. (NON)	112	1,456
Google, Inc. Class A (NON)	60	34,980
Hewlett-Packard Co.	441	21,635
Hitachi, Ltd. (Japan) (NON)	3,000	8,138
i2 Technologies, Inc. (NON)	177	3,257
IBM Corp.	409	51,677
Infospace, Inc. (NON)	378	3,092
Ingram Micro, Inc. Class A (NON)	201	3,415
Integrated Device Technology, Inc. (NON)	402	2,275
Intel Corp.	1,826	35,059
Interactive Intelligence, Inc. (NON)	96	1,657
Jabil Circuit, Inc.	168	2,236
Marvell Technology Group, Ltd. (NON)	359	5,536
Microsoft Corp.	1,782	52,409
MicroStrategy, Inc. (NON)	35	3,065
MIPS Technologies, Inc. (NON)	291	1,094
Monotype Imaging Holdings, Inc. (NON)	272	2,105
Multi-Fineline Electronix, Inc. (NON)	55	1,371
National Semiconductor Corp.	628	9,169
NCR Corp. (NON)	182	1,713
Netezza Corp. (NON)	234	2,373
Netgear, Inc. (NON)	87	1,727
Oracle Corp.	1,535	33,893
Photronics, Inc. (NON)	230	929
Qualcomm, Inc.	78	3,510
Quest Software, Inc. (NON)	522	8,785
SAVVIS, Inc. (NON)	102	1,277
Seagate Technology	488	7,383
Silicon Graphics International Corp. (NON)	450	2,723
Sohu.com, Inc. (China) (NON)	143	7,974
STEC, Inc. (NON)	71	880
Symantec Corp. (NON)	854	15,159
Synaptics, Inc. (NON)	60	1,616

Tech Data Corp. (NON)	72	3,032
Technitrol, Inc.	88	445
TeleCommunication Systems, Inc. Class A (NON)	438	3,692
Texas Instruments, Inc.	614	15,528
TIBCO Software, Inc. (NON)	472	4,059
TTM Technologies, Inc. (NON)	432	4,480
Unisys Corp. (NON)	250	8,023
United Online, Inc.	376	2,557
VMware, Inc. Class A (NON)	151	6,339
Volterra Semiconductor Corp. (NON)	100	1,649
Web.com Group, Inc. (NON)	370	2,202
Western Digital Corp. (NON)	413	15,215
Western Union Co. (The)	329	6,070
Yahoo!, Inc. (NON)	596	8,922
		584,120

Transportation (0.3%)
Air Transport Services Group, Inc. (NON)	438	986
British Airways PLC (United Kingdom) (NON)	542	1,751
Deutsche Lufthansa AG (Germany)	307	4,912
Frontline, Ltd. (Norway)	311	8,597
Hawaiian Holdings, Inc. (NON)	217	1,356
International Shipholding Corp.	63	2,092
Orient Overseas International, Ltd. (Hong Kong)	1,000	4,523
Qantas Airways, Ltd. (Australia)	2,175	5,169
Ryder System, Inc.	186	7,540
Singapore Maritime, Ltd. (Singapore)	6,000	7,631
Union Pacific Corp.	168	10,628
Wabtec Corp.	96	3,696
		58,881

Utilities and power (0.8%)
AES Corp. (The) (NON)	286	3,644
CMS Energy Corp.	235	3,346
Constellation Energy Group, Inc.	120	3,818
DTE Energy Co.	63	2,527
Edison International	215	7,321
El Paso Corp.	861	8,231
Electric Power Development Co. (Japan)	100	3,113
Enel SpA (Italy)	1,405	8,403
Energen Corp.	84	3,654
Exelon Corp.	189	9,106
FirstEnergy Corp.	58	2,499
FPL Group, Inc.	136	7,068
Integrys Energy Group, Inc.	70	2,698
Mirant Corp. (NON)	506	7,205
National Grid PLC (United Kingdom)	503	5,476
NSTAR	104	3,446
NV Energy, Inc.	306	3,562
PG&E Corp.	168	7,113
PPL Corp.	212	6,470
Public Service Enterprise Group, Inc.	47	1,474
Sempra Energy	131	6,961
Terna SPA (Italy)	1,912	7,934
Tokyo Electric Power Co. (Japan)	700	18,908
UGI Corp.	115	2,700
		136,677

Total common stocks (cost $4,201,176)		$4,958,554

CONVERTIBLE BONDS AND NOTES (7.3%)(a)
	Principal amount	Value

Basic materials (0.2%)
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	$5,000	$7,463
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	3,000	3,630
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	10,000	15,888
		26,981

Capital goods (0.5%)
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	15,000	13,856
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	40,000	36,450
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029	30,000	35,709
		86,015

Communication services (0.5%)
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	50,000	42,250
NII Holdings, Inc. cv. sr. unsec. notes 3 1/8s, 2012	50,000	45,188
		87,438

Conglomerates (0.1%)
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	10,000	17,004
		17,004

Consumer cyclicals (1.0%)

Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014	14,000	20,534
BorgWarner, Inc. cv. sr. unsec. notes 3 1/2s, 2012	5,000	5,938
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	10,000	8,713
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	20,000	24,520
Live Nation, Inc. cv. sr. unsec. notes 2 7/8s, 2027	20,000	14,675
Sinclair Broadcast Group, Inc. cv. unsec. sub. debs
6s, 2012	45,000	37,238
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	19,000	16,625
Sonic Automotive, Inc. cv. sr. unsec. notes 5s, 2029	2,000	1,929
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	40,000	46,500
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	9,000	6,840
		183,512

Consumer staples (0.4%)
Newell Rubbermaid, Inc. cv. sr. unsec. bonds 5 1/2s,
2014	4,000	7,385
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	45,000	37,631
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	15,000	14,288
Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	12,000	9,525
		68,829

Energy (0.6%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	20,000	16,900
James River Coal Co. 144A cv. sr. unsec. notes 4 1/2s,
2015	7,000	6,820
Patriot Coal Corp. cv. sr. unsec. notes 3 1/4s, 2013	7,000	5,460
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	25,000	22,868
St. Mary Land & Exploration Co. cv. sr. unsec. notes
3 1/2s, 2027	25,000	24,188
Transocean, Inc. cv. sr. unsec. unsub. notes Ser. C,
1 1/2s, 2037 (Switzerland)	30,000	28,875
		105,111

Financials (0.4%)
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	15,000	13,950
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	15,000	19,322
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	10,000	8,950
KKR Financial Holdings, LLC cv. sr. sec. notes 7s, 2012	23,000	20,988
		63,210

Health care (1.2%)
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	10,000	7,738
Biovail Corp. 144A cv. sr. notes 5 3/8s, 2014 (Canada)	10,000	11,794
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	7,000	4,419
Conmed Corp. cv. sr. sub. notes 2 1/2s, 2024	8,000	7,380
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (0s, 12/15/13) 2037 (STP)	35,000	28,350
Invitrogen Corp. cv. sr. unsec. unsub. notes Ser. *,
1 1/2s, 2024	15,000	17,044
King Pharmaceuticals, Inc. cv. company guaranty sr.
unsub. notes 1 1/4s, 2026	25,000	22,188
LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes
3 1/4s, 2025	15,000	13,556
Lincare Holdings, Inc. cv. sr. unsec. unsub. notes
2 3/4s, 2037	15,000	15,431
Omnicare, Inc. cv. company guaranty sr. unsec. debs
Ser. OCR, 3 1/4s, 2035	50,000	40,125
OSI Pharmaceuticals, Inc. cv. sr. unsec. sub. notes
3s, 2038	15,000	13,613
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	30,000	24,788
Viropharma, Inc. cv. sr. unsec. notes 2s, 2017	20,000	13,975
		220,401

Technology (2.4%)
ADC Telecommunications, Inc. cv. unsec. sub notes FRN
1.593s, 2013	29,000	22,693
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	25,000	21,938
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	55,000	53,831
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	40,000	37,400
Cadence Design Systems, Inc. cv. sr. unsec. notes
1 1/2s, 2013	20,000	16,275
Jazz Technologies, Inc. cv. company guaranty sr.
unsec. unsub. notes 8s, 2011	20,000	15,900
Kulicke & Soffa Industries, Inc. cv. unsec. sub. notes
0 7/8s, 2012	50,000	42,375
Macrovision Corp. cv. sr. unsec. notes 2 5/8s, 2011	15,000	17,869

Maxtor Corp. cv. company guaranty sr. unsec. unsub.
deb. 2 3/8s, 2012	15,000	15,975
Mentor Graphics Corp. cv. sub. unsec. notes FRN
1.928s, 2023	40,000	38,040
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	40,000	40,750
Safeguard Scientifics, Inc. cv. sr. unsec. notes
2 5/8s, 2024	60,000	56,100
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013	15,000	11,738
SAVVIS, Inc. cv. sr. unsec. notes 3s, 2012	15,000	13,369
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	20,000	18,813
		423,066

Transportation (--%)
UAL Corp. cv. company guaranty sr. sub. notes 4 1/2s,
2021	10,000	7,700
		7,700

Total convertible bonds and notes (cost $1,078,935)		$1,289,267

CONVERTIBLE PREFERRED STOCKS (4.3%)(a)
	Shares	Value

AES Trust III $3.375 cv. pfd.	985	$44,941
Assured Guaranty, Ltd. zero % cv. pfd. (Bermuda)	180	16,889
Bank of America Corp. Ser. L, 7.25% cv. pfd.	49	41,773
Bunge, Ltd. 5.125% cum. cv. pfd.	50	31,041
Chesapeake Energy Corp. $4.50 cum. cv. pfd.	260	19,793
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	870	31,755
Crown Castle International Corp. $3.125 cum. cv. pfd.	985	56,638
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)	1,740	19,940
Edge Petroleum Ser. A, $2.875 cum. cv. pfd. (acquired
various dates from 10/9/07 to 10/11/07, cost $27,234)
(RES)	685	34
El Paso Corp. 4.99% cv. pfd.	30	26,625
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	2,505	26,616
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	695	24,586
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	402	47,486
Great Plains Energy, Inc. $6.00 cv. pfd.	375	23,546
Interpublic Group of Companies, Inc. (The) Ser. B,
5.25% cv. pfd.	35	23,975
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	40	126
Merck & Co., Inc. 6.00% cum. cv. pfd	120	30,438
Nationwide Health Properties, Inc. Ser. B, $7.75 cv.
pfd.	265	40,479
Newell Financial Trust I $2.625 cum. cv. pfd.	815	28,118
Retail Ventures, Inc. $3.312 cv. pfd.	775	31,484
Six Flags, Inc. $1.813 cum. cv. pfd. (acquired
10/9/07, cost $29,455) (RES)	1,410	353
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd. (In default) (NON)	1,775	11,538
Stanley Works (The) 5.125% units cv. pfd. ARP	55,000	47,784
Universal Corp. 6.75% cv. pfd.	26	26,878
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Brazil)	695	36,967
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Brazil)	210	11,357
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	30	26,760
Whiting Petroleum Corp. $6.25 cum. cv. pfd	80	12,770
XL Capital, Ltd. $2.687 cv. pfd.	870	24,517

Total convertible preferred stocks (cost $829,009)		$765,207

MORTGAGE-BACKED SECURITIES (4.0%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.317s, 2014	$200,000	$201,364
Ser. 07-2, Class A2, 5.634s, 2049	15,000	14,899
Ser. 05-6, Class A2, 5.165s, 2047	23,000	23,239
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.239s, 2022	7,000	3,863
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.298s, 2014	95,000	94,210
Ser. 08-C7, Class A2A, 6.034s, 2049	55,000	55,981
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.961s, 2046	54,000	52,698
Countrywide Home Loans 144A Ser. 06-R1, Class AS, IO,
5 5/8s, 2036	27,829	3,061
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 6.004s, 2039	10,000	9,999
Fannie Mae
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,064	1,238
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	849	958
Ser. 02-T19, Class A3, 7 1/2s, 2042	2,728	3,081
Ser. 01-T12, Class A2, 7 1/2s, 2041	626	707
Ser. 01-T3, Class A1, 7 1/2s, 2040	112	126
Ser. 01-T1, Class A1, 7 1/2s, 2040	113	128
Ser. 99-T2, Class A1, 7 1/2s, 2039	159	179
Ser. 02-33, Class A2, 7 1/2s, 2032	1,982	2,238
Ser. 01-T4, Class A1, 7 1/2s, 2028	227	256
Ser. 02-26, Class A1, 7s, 2048	1,210	1,346
Ser. 03-W3, Class 1A2, 7s, 2042	1,046	1,164
Ser. 02-14, Class A1, 7s, 2042	1,779	1,980
Ser. 01-T10, Class A1, 7s, 2041	1,100	1,224
IFB Ser. 06-31, Class SX, IO, 6.464s, 2036	63,018	9,532
IFB Ser. 06-23, Class SP, IO, 6.464s, 2036	70,798	9,997

IFB Ser. 05-29, Class SX, IO, 6.464s, 2035		53,824	7,667
IFB Ser. 06-104, Class EI, IO, 6.454s, 2036		67,238	10,171
IFB Ser. 04-92, Class SQ, IO, 6.414s, 2034		67,910	9,645
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042		251	280
IFB Ser. T-56, Class 2ASI, IO, 7.864s, 2043		8,850	1,482
Ser. T-51, Class 2A, 7 1/2s, 2042		10,563	11,893
Freddie Mac
IFB Ser. 3119, Class PI, IO, 6.961s, 2036		76,787	14,335
IFB Ser. 2981, Class AS, IO, 6.481s, 2035		34,081	4,170
IFB Ser. 3001, Class IH, IO, 6.461s, 2035		63,038	8,829
IFB Ser. 3114, Class IP, IO, 6.361s, 2036		101,201	12,520
IFB Ser. 3424, Class XI, IO, 6.331s, 2036		108,774	15,192
IFB Ser. 3311, Class PI, IO, 6.171s, 2037		78,022	10,829
IFB Ser. 3225, Class EY, IO, 6.051s, 2036		80,857	9,060
IFB Ser. 2965, Class SA, IO, 5.811s, 2032		35,428	4,362
Ser. 3226, Class YI, IO, zero %, 2036 (F)		55,391	1
Government National Mortgage Association
IFB Ser. 04-26, Class IS, IO, 6.961s, 2034		39,979	3,012
IFB Ser. 07-35, Class NY, IO, 6.661s, 2035		87,954	10,370
IFB Ser. 07-25, Class KS, IO, 5.961s, 2037		77,763	8,062
IFB Ser. 07-62, Class S, IO, 5.911s, 2037		68,285	6,635
IFB Ser. 04-41, Class SG, IO, 5.763s, 2034		139,415	7,814
GS Mortgage Securities Corp. II Ser. 04-GG2, Class A6,
5.396s, 2038		10,000	10,058
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 0.326s, 2040		141,154	2,821
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035		2,000	1,700
LB-UBS Commercial Mortgage Trust Ser. 04-C7, Class A6,
4.786s, 2029		10,000	9,802
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.367s, 2040		384,129	3,058
Ser. 06-C1, Class XCL, IO, 0.122s, 2041		338,576	2,862
Morgan Stanley Capital I FRB Ser. 08-T29, Class A3,
6.458s, 2043		12,000	11,956
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.016s, 2037		69,697	8,364
Ser. 07-4, Class 1A4, IO, 1s, 2037		69,697	1,841
Wachovia Bank Commercial Mortgage Trust Ser. 04-C15,
Class A4, 4.803s, 2041		10,000	9,773

Total mortgage-backed securities (cost $613,148)			$712,032

INVESTMENT COMPANIES (1.3%)(a)
		Shares	Value

iShares Dow Jones U.S. Real Estate Index Fund		646	$28,043
iShares Russell 2000 Growth Index Fund		51	3,216
iShares Russell 2000 Value Index Fund		107	5,806
MCG Capital Corp. (NON)		525	2,084
S&P 500 Index Depository Receipts (SPDR Trust Series 1)		1,458	160,205
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)		171	21,312
SPDR KBW Bank ETF		593	13,105

Total investment companies (cost $210,994)			$233,771

FOREIGN GOVERNMENT BONDS AND NOTES (1.1%)(a)
		Principal amount/units	Value

Brazil (Federal Republic of) notes zero %, 2012	BRL	173	$99,550
United Kingdom treasury 4 1/4s, 2039	GBP	60,000	101,072

Total foreign government bonds and notes (cost $200,183)			$200,622

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Bristol-Myers Squibb. Co. (Call)	Dec-09/$25.00	$767	$552
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	871,000	62,912
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	871,000	62,651

Total purchased options outstanding (cost $58,963)			$126,115

COMMODITY LINKED NOTES (0.5%)(a)
		Principal amount	Value

UBS AG/ Jersey Branch144Asr. notesSer. CMCI, zero %,
2010 (indexed to the UBS Bloomberg CMCI Composite)
(United Kingdom)		$84,000	$93,030

Total commodity linked notes (cost $84,000)			$93,030

UNITS (0.2%)(a)
		Units	Value

Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009		45,000	$28,665

Total units (cost $41,350)			$28,665

MUNICIPAL BONDS AND NOTES (0.1%)(a)

			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34			$10,000	$10,259
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49			10,000	10,981

Total municipal bonds and notes (cost $20,072)				$21,240

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC, Inc. 144A 7.00% cum. pfd.			15	$9,075

Total preferred stocks (cost $8,948)				$9,075

SENIOR LOANS (--%)(a)(c)
			Principal amount	Value

Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014			$1,228	$1,254

Total senior loans (cost $524)				$1,254

ASSET-BACKED SECURITIES (--%)(a)
			Principal amount	Value

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014			$1,000	$1,007

Total asset-backed securities (cost $1,000)				$1,007

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Vertis Holdings, Inc. (F)	10/18/15	0.01	22	$--

Total warrants (cost $-)				$--

SHORT-TERM INVESTMENTS (20.0%) (a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)			2,064,667	$2,064,667
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.24% to 0.32%, July 15, 2010
(SEG) (SEGSF)			$610,000	608,671
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.30% to 0.31%, April 1, 2010
(SEG) (SEGSF)			385,000	384,233
U.S. Treasury Bill for an effective yield of 0.50%,
December 17, 2009 (SEG)			480,000	479,863

Total short-term investments (cost $3,538,045)				$3,537,434

TOTAL INVESTMENTS

Total investments (cost $16,864,386)(b)				$18,137,113

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/09 (aggregate face value $7,384,050) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$381,117	$373,071	12/17/09	$8,046
British Pound	167,631	167,364	12/17/09	267
Canadian Dollar	7,381	7,241	12/17/09	140
Danish Krone	5,961	5,880	12/17/09	81
Euro	6,424,264	6,339,732	12/17/09	84,532
Hong Kong Dollar	1,587	1,587	12/17/09	--
Japanese Yen	311,796	297,918	12/17/09	13,878
Mexican Peso	37,060	36,074	12/17/09	986
Norwegian Krone	59,359	59,104	12/17/09	255
Polish Zloty	27,753	26,899	12/17/09	854
Singapore Dollar	7,008	6,947	12/17/09	61
South African Rand	2,582	2,511	12/17/09	71
Swiss Franc	61,246	59,722	12/17/09	1,524

Total				$110,695

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $7,537,017) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$377,647	$369,501	12/17/09	$(8,146)
Brazilian Real	102,812	104,113	12/17/09	1,301
British Pound	250,544	250,118	12/17/09	(426)
Canadian Dollar	7,097	6,963	12/17/09	(134)
Czech Koruna	27,213	27,064	12/17/09	(149)
Euro	6,440,902	6,354,756	12/17/09	(86,146)
Hong Kong Dollar	13,551	13,550	12/17/09	(1)
Hungarian Forint	282	277	12/17/09	(5)
Japanese Yen	233,562	223,154	12/17/09	(10,408)
Mexican Peso	53,916	53,077	12/17/09	(839)
New Zealand Dollar	16,973	17,124	12/17/09	151
Norwegian Krone	82,375	82,027	12/17/09	(348)
Singapore Dollar	10,404	10,337	12/17/09	(67)
Swedish Krona	10,212	10,122	12/17/09	(90)
Swiss Franc	15,212	14,834	12/17/09	(378)

Total				$(105,685)

FUTURES CONTRACTS OUTSTANDING at 11/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	1	$114,847	Mar-10	$1,595
Euro-Bobl 5 yr (Short)	1	175,023	Dec-09	(1,997)
Euro-Bund 10 yr (Short)	2	370,643	Dec-09	(7,293)
Euro-Schatz 2 yr (Long)	26	4,230,433	Dec-09	16,266
Japanese Government Bond 10 yr (Long)	1	1,619,986	Dec-09	17,642
Japanese Government Bond 10 yr Mini (Short)	6	972,757	Dec-09	(10,044)
S&P 500 Index E-Mini (Short)	17	930,538	Dec-09	(56,644)
U.S. Treasury Bond 20 yr (Long)	20	2,454,375	Mar-10	570
U.S. Treasury Note 2 yr (Long)	9	1,961,016	Mar-10	5,226
U.S. Treasury Note 5 yr (Long)	11	1,289,922	Mar-10	11,470
U.S. Treasury Note 5 yr (Short)	8	938,125	Mar-10	(8,397)
U.S. Treasury Note 10 yr (Short)	26	3,118,375	Mar-10	335

Total				$(31,271)

WRITTEN OPTIONS OUTSTANDING at 11/30/09 (premiums received $738,287) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Bristol-Myers Squibb. Co. (Put)	$767	Dec-09/$25	$353
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	497,000	Aug-11/4.7	45,351
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	497,000	Aug-11/4.7	18,006
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	283,000	Aug-11/4.55	23,299
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	283,000	Aug-11/4.55	11,413
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	319,000	Aug-11/4.475	24,898
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	319,000	Aug-11/4.475	13,510
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	677,000	Jul-11/4.52	54,911
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	677,000	Jul-11/4.52	26,695
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	338,500	Jul-11/4.5475	27,994
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	338,500	Jul-11/4.5475	13,120
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	566,000	Aug-11/4.49	44,674
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	566,000	Aug-11/4.49	23,681
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	871,000	Jun-10/5.23	3,284
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	871,000	Jun-10/5.235	3,346
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	722,000	Jul-11/4.525	58,771
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	722,000	Jul-11/4.46	56,092
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	722,000	Jul-11/4.46	29,551
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	722,000	Jul-11/4.525	28,382
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	1,083,000	Jul-11/4.745	102,138
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	1,083,000	Jul-11/4.745	37,461
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	159,000	May-12/5.51	21,110
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	159,000	May-12/5.51	5,338

Total			$673,378

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/09 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A
JPY	5,300,000		$--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	$(3,794)

MXN	1,450,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	9,399

MXN	435,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	2,854

MXN	300,000		--	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	114

Citibank, N.A., London
JPY	16,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	10,253

Credit Suisse International
JPY	115,000,000		--	10/10/12	1.45375%	6 month JPY-LIBOR-BBA	(34,726)

EUR	338,000		--	12/11/38	6 month EUR-EURIBOR-REUTERS	3.405%	(25,475)

CHF	260,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(8,846)

SEK	1,000,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(991)

SEK	1,000,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	418

Goldman Sachs International
JPY	4,800,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(3,944)

EUR	190,000		--	12/5/18	3.488%	6 month EUR-EURIBOR-Reuters	(10,777)

AUD	800,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(8,366)

	$453,000		(16,308)	11/12/19	3 month USD-LIBOR-BBA	5.355%	66,189

JPMorgan Chase Bank, N.A.
JPY	71,790,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	16,951

JPY	150,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(34)

JPY	13,500,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(1,096)

JPY	18,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	415

	$1,300,000		--	11/23/39	4.143%	3 month USD-LIBOR-BBA	(28,290)

	1,700,000		--	11/23/19	3.44%	3 month USD-LIBOR-BBA	(22,806)

JPY	30,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(16,698)

	$453,000		(16,399)	11/12/19	3 month USD-LIBOR-BBA	5.355%	66,098

Merrill Lynch Capital Services, Inc.
JPY	4,800,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(4,109)

Merrill Lynch Derivative Products AG
JPY	2,400,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(2,196)

Total							$543

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/09 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	186,000	3/27/14	1.785%	Eurostat	$836
				Eurozone HICP
				excluding tobacco

Goldman Sachs International
EUR	310,000	4/30/13	2.375%	French Consumer	19,285
				Price Index
				excluding tobacco

EUR	310,000	4/30/13	(2.41%)	Eurostat	(19,020)
				Eurozone HICP
				excluding tobacco

EUR	310,000	5/6/13	2.34%	French Consumer	18,625
				Price Index
				excluding tobacco

EUR	310,000	5/6/13	(2.385%)	Eurostat	(18,490)
				Eurozone HICP
				excluding tobacco

EUR	250,000	4/23/14	1.67%	Eurostat	(3,654)
				Eurozone HICP
				excluding tobacco

EUR	186,000	4/14/14	1.835%	Eurostat	(510)
				Eurozone HICP
				excluding tobacco

	$710,000	5/18/10	(0.25%)	USA Non Revised	15,677
				Consumer Price
				Index- Urban
				(CPI-U)

Total					$12,749

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/09 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Limited Brands, Inc.,
6 1/8%, 12/1/12	--	$--		$40,000	12/20/12	(252 bp)	$(383)

Tyson Foods, Inc.,
6.6%, 4/1/16	--	--		60,000	12/20/11	(370 bp)	(2,403)

Tyson Foods, Inc.,
6.6%, 4/1/16	--	--		60,000	10/20/11	(370 bp)	(2,102)

Barclays Bank PLC
DJ CDX NA IG Series 12
Version 1 Index	--	(22,590)		594,208	6/20/14	(100 bp)	(21,795)

Citibank, N.A.
Masco Corp., 5 7/8%,
7/15/12	--	--		100,000	3/20/17	(213 bp)	892

Credit Suisse International
DJ CMB NA CMBX AAA Index	--	(4,005)		51,000	2/17/51	(35 bp)	7,324

DJ CMB NA CMBX AAA Index	--	(1,865)		25,000	2/17/51	(35 bp)	3,689

DJ CMB NA CMBX AJ Index	--	(17,362)		54,000	2/17/51	(96 bp)	10,909

Southwest Airlines,
5 1/4%, 10/1/14	--	--		25,000	3/20/12	(190 bp)	(260)

Deutsche Bank AG
CBS Corp, 4 5/8%,
5/15/18	--	--		70,000	6/20/11	(102 bp)	(373)

CNA Financial Corp.,
5.85%, 12/15/14	--	--		135,000	9/20/16	(155 bp)	9,336

DJ CDX NA IG Series 13
Version 1 Index	--	--		1,649,000	12/20/14	(100 bp)	2,433

Expedia Inc., 7.456%,
8/15/18	--	--		27,000	12/20/13	(310 bp)	(2,387)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		50,000	9/20/13	109 bp	(1,750)

Hanson PLC., 7 7/8%,
9/27/10	--	--		25,000	9/20/16	(255 bp)	100

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		130,000	2/19/10	153 bp	332

Universal Corp., 5.2%,
10/15/13	--	--		25,000	3/20/15	(95 bp)	596

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	10,000	9/20/13	477 bp	710

Goldman Sachs International
CNA Financial Corp.,
5.85%, 12/15/14	--	--		$5,000	9/20/11	(160 bp)	44

DJ CMB NA CMBX AAA Index	--	(1,413)		17,000	2/17/51	(35 bp)	2,363

Pearson PLC., 7%,
10/27/14	--	--		100,000	6/20/18	(96 bp)	(2,088)

JPMorgan Chase Bank, N.A.
Cox Communications,
Inc., 6.8%, 8/1/28	--	--		100,000	3/20/10	(45 bp)	(127)

DJ CDX NA IG Series 13
Version 1 Index	--	1,310		916,000	12/20/14	(100 bp)	3,043

Expedia, Inc., 7.456%,
8/15/18	--	--		18,000	9/20/13	(300 bp)	(1,454)

Glencore Funding LLC,
6%, 4/15/14	--	--		100,000	6/20/14	(148 bp)	2,738

Lexmark International,
Inc., 5.9%, 6/1/13	--	--		15,000	6/20/13	(113 bp)	40

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		5,000	6/20/13	595 bp	(118)

Merrill Lynch International
Computer Sciences Corp,
5%, 2/15/13	--	--		30,000	3/20/13	(66 bp)	(284)

MGM Mirage Inc.,
5 7/8%, 2/27/14	--	--		51,000	9/20/10	(470 bp)	61

Pearson PLC, 7%,
10/27/14	--	--		100,000	6/20/18	(65 bp)	297

Morgan Stanley Capital Services, Inc.
DJ CMB NA CMBX AAA Index	AA	6,336		90,000	2/17/51	35 bp	(13,632)

Nalco Co., 7.75%,
11/15/11	Ba2	--		15,000	3/20/13	460 bp	963

Universal Corp., 5.2%,
10/15/13	--	--		75,000	3/20/13	(89 bp)	653

UBS, AG
Hanson PLC., 7 7/8%,
9/27/10	--	--		55,000	9/20/16	(250 bp)	384

Total							$(2,249)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding's abbreviations

ARP	Adjustable Rate Preferred Stock
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
NPR	Nil Paid Rights

NOTES

(a) Percentages indicated are based on net assets of $17,710,083.

(b) The aggregate identified cost on a tax basis is $17,455,379, resulting in gross unrealized appreciation and depreciation of $1,357,005 and $675,271, respectively, or net unrealized appreciation of $681,734.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2009 was $387, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at November 30, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at November 30, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at November 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,910 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $25,985,234 and $23,920,567, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs. On November 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At November 30, 2009, liquid assets totaling $20,136,232 have been segregated to cover open certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on ARP, FRB, FRN are the current interest rates at November 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at November 30, 2009.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At November 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of appoximately $2,300,000 on Purchased options contracts for the period ended November 30, 2009. The fund had an average contract amount of appoximately $7,700,000 on Written options contracts for the period ended November 30, 2009. The fund had an average contract amount of approximately 300 on Futures contracts for the period ended November 30, 2009.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended November 30, 2009 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on Total return swap contracts at the period ended November 30, 2009 are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $114,800,000 on Interest rate swap contracts for the period ended November 30, 2009.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $7,500,000 on Credit default swap contracts for the period ended November 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of November 30, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At November 30, 2009, the fund had net asset position of $169,589 and net liability position of $628,503 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $577,942 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Asset-backed securities		$--	$1,007	$--

Common stocks:

	Basic materials	198,880	18,523	--

	Capital goods	205,277	27,352	--

	Communication services	159,859	35,807	--

	Conglomerates	63,269	8,040	--

	Consumer cyclicals	327,099	65,877	--

	Consumer staples	297,889	55,503	--

	Energy	337,764	55,889	--

	Financial	1,821,757	82,233	--

	Health care	400,094	17,764	--

	Technology	584,120	--	--

	Transportation	43,621	15,260	--

	Utilities and power	114,864	21,813	--

Total common stocks		4,554,493	404,061	--

Commodity linked notes		--	93,030	--

Convertible bonds and notes		--	1,289,267	--

Convertible preferred stocks		--	765,207	--

Corporate bonds and notes		--	6,101,640	58,200

Foreign government bonds and notes		--	200,622	--

Investment companies		233,771	--	--

Mortgage-backed securities		--	712,031	1

Municipal bonds and notes		--	21,240	--

Preferred stocks		--	9,075	--

Purchased options outstanding		--	126,115	--

Senior loans		--	1,254	--

Units		--	28,665	--

Warrants		--	--	--

Short-term investments		2,064,667	1,472,767	--

Totals by level		$6,852,931	$11,225,981	$58,201

		Level 1	Level 2	Level 3

Other financial instruments:		$(31,271)	$(585,029)	$132,848

Other financial instruments include futures, written options, swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of November 30, 2009:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	Feburary	discounts/	Realized	appreciation/	purchases/	and/or out	November
	28, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	30, 2009

Convertible bonds and notes	$36,000	$217	$3	$56,059	$(92,279)	$--	$--

Corporate bonds and notes	$66,717	(232)	--	(8,285)	--	--	$58,200

Mortgaged-backed securities	$--	--	--	--	--	1	$1

Units	$54,000	--	--	--	--	(54,000)	$--

Totals:	$156,717	$(15)	$3	$47,774	$(92,279)	$(53,999)	$58,201

† Includes $(8,285) related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	February	discounts/	Realized	appreciation/	purchases/	and/or out	November
	28, 2009††	premiums	gain/(loss)	(depreciation)†	sales	of Level 3	30, 2009 ††

Other financial instruments:	$148,944	$--	$--	$(16,096)	$--	$--	$132,848

† Includes $(16,096) related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$71,037	$33,697

Foreign exchange contracts	112,150	107,140

Equity contracts	552	56,997

Interest rate contracts	438,488	914,578

Total	$622,227	$1,112,412

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010